UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CORE GROWTH EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK ‡ — 92.7%

Consumer Discretionary — 14.2%
Amazon.com*	34,401	$6,759,797
BorgWarner* (A)	67,490	5,212,928
Carnival	68,574	2,610,612
DIRECTV, Cl A*	91,450	4,443,555
Harman International Industries	129,887	6,303,416
Lowe’s	60,390	1,585,237
O’Reilly Automotive*	75,525	4,460,507
priceline.com*	7,395	4,045,139
Starbucks	119,900	4,339,181
Starwood Hotels & Resorts Worldwide	69,995	4,169,602
Urban Outfitters* (A)	95,840	3,015,126

		46,945,100

Consumer Staples — 7.3%
Coca-Cola	64,189	4,330,190
Costco Wholesale (A)	78,972	6,390,414
Green Mountain Coffee Roasters* (A)	49,184	3,293,361
PepsiCo	43,359	2,987,002
Philip Morris International	104,917	7,285,436

		24,286,403

Energy — 11.6%
Anadarko Petroleum	70,985	5,603,556
EOG Resources (A)	40,628	4,587,308
Exxon Mobil	79,415	6,988,520
Halliburton	64,360	3,248,893
Peabody Energy	49,270	3,292,221
Schlumberger	95,513	8,572,292
Suncor Energy (A)	130,655	6,015,356

		38,308,146

Financials — 3.7%
Goldman Sachs Group	9,471	1,430,216
Invesco	125,189	3,113,451
JPMorgan Chase	65,932	3,008,477
MetLife	103,799	4,856,755

		12,408,899

Health Care — 6.3%
Allergan	63,618	5,061,448
Celgene*	65,797	3,874,127
CR Bard (A)	32,920	3,514,210
Medco Health Solutions*	51,465	3,053,418
St. Jude Medical	99,699	5,327,915

		20,831,118

Industrials — 15.2%
Cummins	55,026	6,613,025
Deere	88,860	8,663,850
Emerson Electric	105,000	6,379,800
FedEx	51,318	4,909,593
Illinois Tool Works	88,440	5,165,780
PACCAR	90,315	4,796,630
Rockwell Automation (A)	69,380	6,045,079
Union Pacific	75,865	7,849,752

		50,423,509

Information Technology — 28.8%
Apple*	50,162	17,467,913
Baidu ADR*	38,010	5,645,245
Cognizant Technology Solutions, Cl A*	99,701	8,265,213
EMC*	262,255	7,432,307
Fortinet* (A)	116,410	5,669,167
Google, Cl A*	14,230	7,742,543

	Shares/
Description	Face Amount	Value

International Business Machines	29,720	$5,069,638
Lam Research*	86,360	4,172,052
Mastercard, Cl A	11,643	3,212,187
Microsoft	209,699	5,456,368
NetApp* (A)	77,715	4,039,626
Oracle	198,470	7,154,843
QUALCOMM	140,685	7,996,535
SanDisk*	55,045	2,704,911
Visa, Cl A (A)	41,715	3,258,776

		95,287,324

Materials — 5.6%
Albemarle	50,860	3,588,173
BHP Billiton ADR (A)	53,103	5,376,148
Potash Corp. of Saskatchewan	110,836	6,248,933
Praxair (A)	32,104	3,416,508

		18,629,762

Total Common Stock (Cost $210,691,368)		307,120,261

CASH EQUIVALENTS** — 12.9%
AIM STIT-Government & Agency Portfolio, 0.020%	25,435,238	25,435,238
FFI Select Institutional Fund, 0.105% (B)	320,176	320,176
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	8,793,992	8,793,992
Western Asset Institutional Cash Reserve, 0.182% (B)	8,160,190	8,160,190

Total Cash Equivalents (Cost $42,709,596)		42,709,596

REPURCHASE AGREEMENTS (B) — 8.4%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $13,626,953 (collateralized by various corporate obligations, ranging in par value $23,047- $1,918,675, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $14,308,062)	$13,626,725	13,626,725
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $8,081,134 (collateralized by various corporate obligations, ranging in par value $317-$1,790,488, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $8,485,602)	8,080,965	8,080,965

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CORE GROWTH EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $6,338,118 (collateralized by various corporate obligations, ranging in par value $158,450-$2,831,847, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $6,654,912)	$6,338,012	$6,338,012

Total Repurchase Agreements (Cost $28,045,702)		28,045,702

Total Investments — 114.0% (Cost $281,446,666) †		$377,875,559

          Percentages are based on Net Assets of $331,388,150.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $44,291,749.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $45,320,060.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $281,446,666, and the unrealized appreciation and depreciation were $98,697,689 and $(2,268,796) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$307,120,261	$—	$—	$307,120,261
Cash Equivalents	42,709,596	—	—	42,709,596
Repurchase Agreements	—	28,045,702	—	28,045,702

Total Investments in Securities	$349,829,857	$28,045,702	$—	$377,875,559

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVIDEND VALUE EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK — 96.0%

Consumer Discretionary — 5.6%
Gentex (A)	51,484	$1,614,023
McDonald’s	55,105	4,315,273
Meredith (A)	169,440	5,662,685
Nordstrom	64,610	3,072,206
Yum! Brands	53,157	2,851,341

		17,515,528

Consumer Staples — 5.3%
Coca-Cola	85,053	5,737,676
Kellogg	82,415	4,719,907
Philip Morris International	89,053	6,183,840

		16,641,423

Energy — 14.8%
Chevron	112,685	12,332,247
Ecopetrol ADR (A)	105,180	4,614,247
ENI ADR (A)	59,610	3,203,441
Exxon Mobil	36,823	3,240,424
Schlumberger	62,047	5,568,718
Seadrill* (A)	262,195	9,347,252
Total ADR (A)	122,570	7,872,671

		46,179,000

Financials — 22.9%
American Express	62,400	3,062,592
Ameriprise Financial	169,915	10,544,925
BB&T (A)	385,294	10,372,115
East West Bancorp	127,585	2,695,871
HSBC Holdings ADR (A)	56,054	3,053,261
JPMorgan Chase	187,027	8,534,042
NYSE Euronext	285,930	11,451,497
PNC Financial Services Group	108,995	6,794,748
Sun Life Financial (A)	266,591	8,733,521
Wells Fargo	210,104	6,116,127

		71,358,699

Health Care — 11.2%
Becton Dickinson	66,530	5,717,588
Cardinal Health	74,015	3,233,715
Medtronic	220,431	9,202,994
Merck	171,974	6,182,465
Novartis ADR (A)	135,045	7,990,613
Teva Pharmaceutical Industries ADR	60,027	2,745,035

		35,072,410

Industrials — 12.6%
Emerson Electric	96,590	5,868,808
General Electric	291,815	5,967,617
Honeywell International	178,135	10,907,206
Norfolk Southern	116,100	8,670,348
Ryder System	30,737	1,644,430
United Technologies	69,607	6,235,395

		39,293,804

Information Technology — 9.1%
Corning	292,370	6,122,228
Maxim Integrated Products	224,685	6,142,888
Molex (A)	134,623	3,634,821
SAP ADR (A)	27,131	1,750,763
Telefonaktiebolaget LM Ericsson ADR (A)	705,910	10,729,832

		28,380,532

Materials — 6.9%
Air Products & Chemicals	80,408	7,680,572
BHP Billiton ADR (A)	59,991	6,073,489

	Shares/
Description	Face Amount	Value

Dow Chemical	114,385	$4,688,641
Freeport-McMoRan Copper & Gold	53,445	2,941,079

		21,383,781

Telecommunication Services — 3.8%
AT&T	146,035	4,544,609
BCE	120,020	4,492,349
Vodafone Group ADR	98,253	2,861,127

		11,898,085

Utilities — 3.8%
American Water Works	262,720	7,718,714
Aqua America (A)	182,895	4,124,282

		11,842,996

Total Common Stock (Cost $243,709,829)		299,566,258

CASH EQUIVALENTS** — 13.4%
AIM STIT-Government & Agency Portfolio, 0.020%	19,953,229	19,953,229
FFI Select Institutional Fund, 0.105% (B)	406,771	406,771
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	11,172,420	11,172,420
Western Asset Institutional Cash Reserve, 0.182% (B)	10,367,200	10,367,200

Total Cash Equivalents (Cost $41,899,620)		41,899,620

REPURCHASE AGREEMENTS (B) — 11.4%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $17,312,506 (collateralized by various corporate obligations, ranging in par value $29,280-$2,437,601, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $18,177,829)	$17,312,218	17,312,218
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $10,266,762 (collateralized by various corporate obligations, ranging in par value $403- $2,274,745, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $10,780,623)	10,266,548	10,266,548

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVIDEND VALUE EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Mizuho
0.200%, dated 04/29/11,to be repurchased on 05/02/11, repurchase price $8,052,329 (collateralized by various corporate obligations, ranging in par value $201,305-$3,597,750, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $8,454,804)	$8,052,194	$8,052,194

Total Repurchase Agreements (Cost $35,630,960)		35,630,960

Total Investments — 120.8% (Cost $321,240,409) †		$377,096,838

          Percentages are based on Net Assets of $312,254,122.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $56,080,302.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $57,577,351.

ADR — American Depositary Receipt

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $321,240,409, and the unrealized appreciation and depreciation were $57,663,402 and $(1,806,973) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$299,566,258	$—	$—	$299,566,258
Cash Equivalents	41,899,620	—	—	41,899,620
Repurchase Agreements	—	35,630,960	—	35,630,960

Total Investments in Securities	$341,465,878	$35,630,960	$—	$377,096,838

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST STRATEGIC BALANCED FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 92.5%
Exchange Traded Funds — 63.8%
IQ Global Resources ETF (A)	10,595	$353,025
iShares Barclays Aggregate Bond Fund (A)	3,667	390,499
iShares Barclays Intermediate Credit Bond Fund	1,360	145,235
iShares Dow Jones US Oil Equipment & Services Index Fund	2,802	187,874
iShares FTSE/Xinhua China 25 Index Fund	3,996	180,659
iShares iBoxx Investment Grade Corporate Bond Fund (A)	4,495	496,562
iShares Lehman Treasury Inflation-Protected Securities Fund	2,604	289,461
iShares MSCI EAFE Index Fund (A)	7,611	482,994
iShares MSCI Germany Index Fund	15,808	454,954
iShares MSCI Singapore Index Fund (A)	6,169	89,142
iShares MSCI South Korea Index Fund	1,449	99,938
iShares S&P MidCap 400 Index Fund	3,171	321,508
Market Vectors Russia ETF (A)	4,148	171,022
SPDR International Small Cap (A)	5,459	180,420
SPDR S&P 500 Trust (A)	20,472	2,795,247
Vanguard Large Cap Fund	42,602	2,666,459
Vanguard Mega Cap 300 Fund (A)	9,702	450,658
Vanguard Mid Cap Fund	6,564	543,040
Vanguard MSCI Emerging Markets ETF	9,705	490,879
Vanguard Small Cap Fund	3,991	324,508
Vanguard Small Cap Value Fund	3,959	289,482

		11,403,566

Open-End Funds — 25.5%
Cohen & Steers Institutional Global Realty Shares	8,344	185,736
Cohen & Steers Institutional Realty Shares	4,247	181,234
Frost Total Return Bond Fund, Institutional Shares**	82,082	877,461
Ivy High Income Fund	83,814	712,419
Mainstay Convertible Fund	31,956	555,073
PIMCO Total Return Fund	111,551	1,230,405
Templeton Global Bond Fund	57,189	802,357

		4,544,685

Closed-End Funds — 3.2%
Eaton Vance Senior Floating-Rate Fund	20,570	346,193
Macquarie Global Infrastructure Total Return Fund	11,908	226,728

		572,921

Total Registered Investment Companies (Cost $15,269,459)		16,521,172

COMMON STOCK — 2.0%
Materials — 2.0%
BHP Billiton ADR (A)	3,503	354,644

Total Common Stock (Cost $284,198)		354,644

CASH EQUIVALENTS* — 18.0%
AIM STIT-Government & Agency Portfolio, 0.020%	1,045,144	1,045,144
FFI Select Institutional Fund, 0.105% (B)	40,164	40,164
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	1,103,145	1,103,145

	Shares/
Description	Face Amount	Value

Western Asset Institutional Cash Reserve, 0.182% (B)	1,023,639	$1,023,639

Total Cash Equivalents (Cost $3,212,092)		3,212,092

REPURCHASE AGREEMENTS (B) — 19.7%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,709,406 (collateralized by various corporate obligations, ranging in par value $2,891-$240,684, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $1,794,847)	$1,709,378	1,709,378
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,013,722 (collateralized by various corporate obligations, ranging in par value $40-$224,604, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $1,064,460)	1,013,701	1,013,701
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $795,073 (collateralized by various corporate obligations, ranging in par value $19,876-$355,235, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $834,812)	795,059	795,059

Total Repurchase Agreements (Cost $3,518,138)		3,518,138

Total Investments — 132.2% (Cost $22,283,887) †		$23,606,046

     Percentages are based on Net Assets of $17,862,498.

*	Rate shown is the 7-day effective yield as of April 30, 2011.

**	Affiliated Investment.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $5,553,868.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $5,685,086.
ADR — American Depositary Receipt
ETF — Exchange Traded Fund
EAFE — Europe, Australasia, and Far East
FTSE — Financial Times and the London Stock Exchange
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST STRATEGIC BALANCED FUND APRIL 30, 2011 (Unaudited)

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $22,283,887, and the unrealized appreciation and depreciation were $1,666,514 and $(344,355) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$16,521,172	$—	$—	$16,521,172
Common Stock	354,644	—	—	354,644
Cash Equivalents	3,212,092	—	—	3,212,092
Repurchase Agreements	—	3,518,138	—	3,518,138

Total Investments in Securities	$20,087,908	$3,518,138	$—	$23,606,046

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVERSIFIED STRATEGIES FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 91.5%
Exchange Traded Funds — 78.4%
Consumer Staples Select Sector SPDR Fund	7,800	$245,856
Health Care Select Sector SPDR Fund	5,035	177,585
IQ Global Resources ETF	8,744	291,350
IQ Hedge Macro Tracker ETF	21,148	599,757
IQ Hedge Multi-Strategy Tracker ETF	17,436	485,418
IQ Merger Arbitrage ETF	13,213	335,346
iShares Barclays 7-10 Year Treasury Bond Fund	4,600	434,562
iShares iBoxx Investment Grade Corporate Bond Fund (A)	2,166	239,278
iShares Lehman Treasury Inflation-Protected Securities Fund	3,489	387,837
iShares MSCI EAFE Index Fund	17,800	1,129,588
iShares MSCI Emerging Markets Index Fund	8,330	416,500
iShares MSCI Pacific ex-Japan Index Fund	15,808	799,253
iShares S&P Europe 350 Index Fund	10,933	495,702
iShares S&P Global Energy Sector Index Fund	6,883	312,557
iShares S&P Global Timber & Forestry Index Fund	3,280	163,935
iShares S&P Growth Allocation Fund	10,720	358,327
iShares S&P Latin America 40 Index Fund	4,492	243,332
iShares S&P MidCap 400 Index Fund	5,611	568,899
iShares S&P SmallCap 600 Index Fund	5,654	426,594
Jefferies TR/J CRB Global Commodity Equity Index Fund	4,813	258,651
Market Vectors Agribusiness ETF	4,561	259,293
Materials Select Sector SPDR Fund	3,300	134,871
PowerShares Emerging Markets Infrastructure Portfolio	3,197	180,407
PowerShares Emerging Markets Sovereign Debt Portfolio	12,716	339,644
PowerShares Global Listed Private Equity Portfolio	9,917	121,682
ProShares Credit Suisse 130/30	6,522	409,451
ProShares Short 20+ Year Treasury	1,409	60,925
ProShares Short S&P 500	2,292	91,611
ProShares Ultra MidCap400	4,681	369,799
ProShares Ultra S&P 500	10,036	566,231
ProShares Ultra SmallCap600	4,733	263,486
Rydex S&P Equal Weight ETF	14,200	738,968
SPDR Barclays Capital International Treasury Bond ETF	11,380	714,095
SPDR S&P 500 ETF Trust	10,480	1,430,939

		14,051,729

Open-End Funds — 12.2%
AQR Diversified Arbitrage Fund	59,891	673,778
AQR Managed Futures Strategy Fund	42,245	441,879
ASG Global Alternatives Fund	95,231	1,078,011

		2,193,668

Closed-End Fund — 0.9%
Kayne Anderson MLP Investment Co	5,147	157,395

Total Registered Investment Companies (Cost $15,702,929)		16,402,792

	Shares/
Description	Contracts	Value

COMMON STOCK — 0.8%
Financials — 0.8%
BlackRock Kelso Capital (A)	14,091	$148,237

Total Common Stock (Cost $148,433)		148,237

PURCHASED OPTIONS* — 0.2%
Consumer Staples Select Sector SPDR Fund Put Option, Expires 06/18/11, Strike Price $28	55	110
iShares Barclays 7-10 Year Treasury Bond Fund Put Option, Expires 06/18/11, Strike Price $90	46	690
iShares Barclays TIPS Bond Fund Put Option, Expires 06/18/11, Strike Price $105	34	544
iShares iBoxx Investment Grade Corporate Bond Fund Put Option, Expires 06/18/11, Strike Price $103	12	60
iShares MSCI EAFE Index Fund Put Option, Expires 06/18/11, Strike Price $53	18	198
iShares MSCI EAFE Index Fund Put Option, Expires 06/18/11, Strike Price $52	147	1,323
iShares MSCI EAFE Index Fund Put Option, Expires 06/18/11, Strike Price $54	13	182
iShares MSCI Emerging Markets Index Fund Put Option, Expires 06/18/11, Strike Price $42	64	832
iShares MSCI Emerging Markets Index Fund Put Option, Expires 06/18/11, Strike Price $44	9	225
iShares MSCI Pacific ex-Japan Index Fund Put Option, Expires 10/22/11, Strike Price $44	23	2,070
iShares MSCI Pacific ex-Japan Index Fund Put Option, Expires 07/16/11, Strike Price $43	84	2,100
iShares MSCI Pacific ex-Japan Index Fund Put Option, Expires 07/16/11, Strike Price $42	51	765
iShares S&P Europe 350 Index Fund Put Option, Expires 09/17/11, Strike Price $38	16	—
iShares S&P Europe 350 Index Fund Put Option, Expires 06/18/11, Strike Price $38	11	275
iShares S&P Europe 350 Index Fund Put Option, Expires 06/18/11, Strike Price $37	82	—
iShares S&P Latin America 40 Index Fund Put Option, Expires 06/18/11, Strike Price $47	39	390
iShares S&P Latin America 40 Index Fund Put Option, Expires 09/17/11, Strike Price $49	5	700
iShares S&P MidCap 400 Index Fund Put Option, Expires 05/21/11, Strike Price $87	16	160

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVERSIFIED STRATEGIES FUND APRIL 30, 2011 (Unaudited)

Description	Contracts	Value

iShares S&P MidCap 400 Index Fund Put Option, Expires 05/21/11, Strike Price $85	16	$80
iShares S&P MidCap 400 Index Fund Put Option, Expires 08/20/11, Strike Price $88	18	1,530
iShares S&P MidCap 400 Index Fund Put Option, Expires 05/21/11, Strike Price $86	6	30
iShares S&P SmallCap 600 Index Fund Put Option, Expires 05/21/11, Strike Price $63	14	70
iShares S&P SmallCap 600 Index Fund Put Option, Expires 05/21/11, Strike Price $64	9	45
iShares S&P SmallCap 600 Index Fund Put Option, Expires 05/21/11, Strike Price $62	12	60
iShares S&P SmallCap 600 Index Fund Put Option, Expires 05/21/11, Strike Price $67	10	50
Jefferies TR/J CRB Global Commodity Equity Index Fund Put Option, Expires 07/16/11, Strike Price $45	31	155
Market Vectors Agribusiness ETF Put Option, Expires 08/20/11, Strike Price $50	20	1,500
Materials Select Sector SPDR Fund Put Option, Expires 06/18/11, Strike Price $36	33	660
ProShares Ultra MidCap400 Put Option, Expires 05/21/11, Strike Price $64	10	200
ProShares Ultra MidCap400 Put Option, Expires 05/21/11, Strike Price $59	11	—
ProShares Ultra MidCap400 Put Option, Expires 05/21/11, Strike Price $68	9	360
ProShares Ultra S&P 500 Put Option, Expires 06/18/11, Strike Price $46	62	2,108
ProShares Ultra S&P 500 Put Option, Expires 06/18/11, Strike Price $48	17	816
ProShares Ultra S&P 500 Put Option, Expires 06/18/11, Strike Price $47	30	1,200
ProShares Ultra SmallCap600 Put Option, Expires 06/18/11, Strike Price $41	12	60
ProShares Ultra SmallCap600 Put Option, Expires 06/18/11, Strike Price $43	35	175
Rydex S&P Equal Weight ETF Put Option, Expires 09/17/11, Strike Price $47	123	6,150
SPDR Barclays Capital International Treasury Bond ETF Put Option, Expires 07/16/11, Strike Price $57	13	195
SPDR Barclays Capital International Treasury Bond ETF Put Option, Expires 07/16/11, Strike Price $56	65	975

	Contracts/Shares
Description	/Face Amount	Value

SPDR S&P 500 ETF Trust Put Option, Expires 06/18/11, Strike Price $122	30	$1,080
SPDR S&P 500 ETF Trust Put Option, Expires 06/18/11, Strike Price $120	38	1,064
SPDR S&P 500 ETF Trust Put Option, Expires 06/18/11, Strike Price $117	16	352
SPDR S&P 500 ETF Trust Put Option, Expires 06/18/11, Strike Price $118	20	460

Total Purchased Options (Cost $187,282)		29,999

CASH EQUIVALENTS** — 10.2%
AIM STIT — Liquid Assets Portfolio, 0.020%	1,588,296	1,588,296
FFI Select Institutional Fund, 0.105% (B)	4,653	4,653
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	127,807	127,807
Western Asset Institutional Cash Reserve, 0.182% (B)	118,596	118,596

Total Cash Equivalents (Cost $1,839,352)		1,839,352

REPURCHASE AGREEMENTS (B) — 2.3%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $198,047 (collateralized by various corporate obligations, ranging in par value $335-$27,885, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $207,946)	$198,044	198,044
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $117,447 (collateralized by various corporate obligations, ranging in par value $5-$26,022, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $123,325)	117,445	117,445
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $92,115 (collateralized by various corporate obligations, ranging in par value $2,303-$41,157, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $96,719)	92,113	92,113

Total Repurchase Agreements (Cost $407,602)		407,602

Total Investments — 105.0% (Cost $18,285,598) †		$18,827,982

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVERSIFIED STRATEGIES FUND APRIL 30, 2011 (Unaudited)

Description	Contracts	Value

WRITTEN OPTIONS* — (2.4)%
Consumer Staples Select Sector SPDR Fund Call Option, Expires 06/18/11, Strike Price $30	(78)	$(13,026)
iShares Barclays 7-10 Year Treasury Bond Fund Call Option, Expires 09/17/11, Strike Price $95	(46)	(4,830)
iShares Barclays TIPS Bond Fund Call Option, Expires 06/18/11, Strike Price $111	(34)	(2,720)
iShares iBoxx Investment Grade Corporate Bond Fund Call Option, Expires 06/18/11, Strike Price $108	(21)	(4,830)
iShares MSCI EAFE Index Fund Call Option, Expires 06/18/11, Strike Price $62	(178)	(34,710)
iShares MSCI Emerging Markets Index Fund Call Option, Expires 06/18/11, Strike Price $52	(9)	(576)
iShares MSCI Emerging Markets Index Fund Call Option, Expires 06/18/11, Strike Price $50	(22)	(3,344)
iShares MSCI Emerging Markets Index Fund Call Option, Expires 06/18/11, Strike Price $50	(52)	(7,904)
iShares MSCI Pacific ex-Japan Index Fund Call Option, Expires 10/22/11, Strike Price $50	(39)	(12,480)
iShares MSCI Pacific ex-Japan Index Fund Call Option, Expires 07/16/11, Strike Price $50	(43)	(8,600)
iShares MSCI Pacific ex-Japan Index Fund Call Option, Expires 07/16/11, Strike Price $49	(76)	(21,660)
iShares S&P Europe 350 Index Fund Call Option, Expires 06/18/11, Strike Price $43	(85)	(44,200)
iShares S&P Europe 350 Index Fund Call Option, Expires 06/18/11, Strike Price $42	(24)	(14,160)
iShares S&P Global Energy Sector Index Fund Call Option, Expires 10/22/11, Strike Price $45	(68)	(21,080)
iShares S&P Latin America 40 Index Fund Call Option, Expires 06/18/11, Strike Price $55	(39)	(4,290)
iShares S&P Latin America 40 Index Fund Call Option, Expires 09/17/11, Strike Price $58	(5)	(500)
iShares S&P MidCap 400 Index Fund Call Option, Expires 05/21/11, Strike Price $101	(18)	(3,240)

Description	Contracts	Value

iShares S&P MidCap 400 Index Fund Call Option, Expires 11/19/11, Strike Price $104	(11)	$(4,730)
iShares S&P MidCap 400 Index Fund Call Option, Expires 05/21/11, Strike Price $98	(21)	(8,610)
iShares S&P MidCap 400 Index Fund Call Option, Expires 05/21/11, Strike Price $99	(6)	(1,800)
iShares S&P SmallCap 600 Index Fund Call Option, Expires 05/21/11, Strike Price $73	(35)	(10,850)
iShares S&P SmallCap 600 Index Fund Call Option, Expires 05/21/11, Strike Price $72	(14)	(5,600)
Jefferies TR/J CRB Global Commodity Equity Index Fund Call Option, Expires 07/16/11, Strike Price $55	(31)	(5,425)
Market Vectors Agribusiness ETF Call Option, Expires 08/20/11, Strike Price $58	(45)	(9,450)
Materials Select Sector SPDR Fund Call Option, Expires 06/18/11, Strike Price $41	(33)	(3,465)
ProShares Credit Suisse 130/30 Call Option, Expires 07/16/11, Strike Price $63	(12)	(1,680)
ProShares Credit Suisse 130/30 Call Option, Expires 07/16/11, Strike Price $62	(27)	(4,995)
ProShares Ultra MidCap400 Call Option, Expires 08/20/11, Strike Price $76	(26)	(26,000)
ProShares Ultra MidCap400 Call Option, Expires 05/21/11, Strike Price $75	(10)	(6,700)
ProShares Ultra MidCap400 Call Option, Expires 05/21/11, Strike Price $68	(5)	(6,450)
ProShares Ultra S&P500 Call Option, Expires 06/18/11, Strike Price $55	(100)	(29,500)
ProShares Ultra SmallCap600 Call Option, Expires 06/18/11, Strike Price $55	(9)	(3,600)
ProShares Ultra SmallCap600 Call Option, Expires 06/18/11, Strike Price $52	(24)	(15,840)
ProShares Ultra SmallCap600 Call Option, Expires 06/18/11, Strike Price $50	(14)	(11,340)
Rydex S&P Equal Weight ETF Call Option, Expires 06/18/11, Strike Price $52	(40)	(4,600)
Rydex S&P Equal Weight ETF Call Option, Expires 06/18/11, Strike Price $51	(23)	(4,600)
Rydex S&P Equal Weight ETF Call Option, Expires 09/17/11, Strike Price $53	(79)	(14,220)
SPDR Barclays Capital International Treasury Bond ETF Call Option, Expires 07/16/11, Strike Price $59	(29)	(11,600)

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVERSIFIED STRATEGIES FUND APRIL 30, 2011 (Unaudited)

Description	Contracts	Value

SPDR Barclays Capital International Treasury Bond ETF Call Option, Expires 07/16/11, Strike Price $60	(18)	$(5,580)
SPDR S&P 500 ETF Trust Call Option, Expires 06/18/11, Strike Price $138	(49)	(9,506)
SPDR S&P 500 ETF Trust Call Option, Expires 06/18/11, Strike Price $140	(26)	(2,730)
SPDR S&P 500 ETF Trust Call Option, Expires 06/18/11, Strike Price $135	(29)	(10,585)

Total Written Options (Premiums Received $(213,603))		(421,606)

     Percentages are based on Net Assets of $17,933,945.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $636,761.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $658,658.
EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor’s
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security
Amounts designated as “—” are $0 or have been rounded to $0.

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $18,285,598, and the unrealized appreciation and depreciation were $704,599 and $(162,215) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$16,402,792	$—	$—	$16,402,792
Common Stock	148,237	—	—	148,237
Purchased Options	29,999	—	—	29,999
Cash Equivalents	1,839,352	—	—	1,839,352
Repurchase Agreements	—	407,602	—	407,602

Total Investments in Securities	$18,420,380	$407,602	$—	$18,827,982

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(421,606)	$—	$—	$(421,606)

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK — 85.6%

Consumer Discretionary — 6.9%
Gannett	235,500	$3,546,630
H&R Block (A)	140,000	2,420,600
Home Depot (A)	100,700	3,739,998
Nintendo ADR (A)	45,300	1,349,487
Staples	76,000	1,606,640

		12,663,355

Consumer Staples — 6.5%
Archer-Daniels-Midland	169,800	6,285,996
Avon Products	48,800	1,433,744
Wal-Mart Stores	75,900	4,172,982

		11,892,722

Energy — 4.4%
BP ADR	78,300	3,612,762
ConocoPhillips	15,100	1,191,843
Valero Energy	117,700	3,330,910

		8,135,515

Financials — 18.7%
Allstate (A)	150,600	5,096,304
Annaly Capital Management‡ (A)	248,300	4,429,672
Bank of America	193,830	2,380,232
Barclays ADR (A)	163,800	3,120,390
Fidelity National Financial, Cl A (A)	282,171	4,356,720
Genworth Financial, Cl A*	66,800	814,292
Lincoln National	35,567	1,110,758
Marsh & McLennan (A)	227,800	6,897,784
RenaissanceRe Holdings	34,600	2,431,688
XL Group, Cl A	151,250	3,693,525

		34,331,365

Health Care — 8.8%
Abbott Laboratories	75,000	3,903,000
Becton Dickinson	27,500	2,363,350
Johnson & Johnson	34,400	2,260,768
Novartis ADR	42,200	2,496,974
Teva Pharmaceutical Industries ADR	110,000	5,030,300

		16,054,392

Industrials — 8.9%
Boeing	84,800	6,765,344
Carlisle (A)	12,000	594,480
Dover	73,800	5,021,352
Ingersoll-Rand (A)	42,100	2,126,050
Raytheon	35,000	1,699,250

		16,206,476

Information Technology — 14.2%
Applied Materials	181,100	2,841,459
Black Box	99,456	3,474,993
Hewlett-Packard	89,600	3,617,152
International Business Machines	53,200	9,074,856
Pulse Electronics	377,200	2,255,656
Western Union	224,000	4,760,000

		26,024,116

Materials — 4.7%
Alcoa	87,900	1,494,300
Dow Chemical	126,300	5,177,037
PPG Industries	21,100	1,997,537

		8,668,874

Telecommunication Services — 10.6%
AT&T	306,092	9,525,583
Nippon Telegraph & Telephone ADR	328,100	7,595,515
Verizon Communications	61,300	2,315,914

		19,437,012

	Shares/
Description	Face Amount	Value

Utilities — 1.9%
Southern Union	115,300	$3,447,470

Total Common Stock (Cost $159,630,756)		156,861,297

CASH EQUIVALENTS** — 19.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	25,658,484	25,658,484
FFI Select Institutional Fund, 0.105% (B)	176,698	176,698
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	4,853,217	4,853,217
Western Asset Institutional Cash Reserve, 0.182% (B)	4,503,435	4,503,435

Total Cash Equivalents (Cost $35,191,834)		35,191,834

REPURCHASE AGREEMENTS (B) — 8.4%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $7,520,425 (collateralized by various corporate obligations, ranging in par value $12,719-$1,058,876, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $7,896,314)	$7,520,299	7,520,299
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $4,459,805 (collateralized by various corporate obligations, ranging in par value $175-$988,132, 1.750%-7.750%, 07/25/1-09/15/40; with total market value $4,683,023	4,459,712	4,459,712
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $3,497,872 (collateralized by various corporate obligations, ranging in par value $87,445-$1,562,836, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $3,672,704)	3,497,814	3,497,814

Total Repurchase Agreements (Cost $15,477,825)		15,477,825

Total Investments — 113.2% (Cost $210,300,415) †		$207,530,956

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND APRIL 30, 2011 (Unaudited)

Percentages are based on Net Assets of $183,354,892.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $24,385,659.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $25,011,175.
ADR — American Depositary Receipt
Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $210,300,415, and the unrealized appreciation and depreciation were $29,999,539 and $(32,768,998) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$156,861,297	$—	$—	$156,861,297
Cash Equivalents	35,191,834	—	—	35,191,834
Repurchase Agreements	—	15,477,825	—	15,477,825

Total Investments in Securities	$192,053,131	$15,477,825	$—	$207,530,956

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST SMALL CAP EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK — 97.3%

Consumer Discretionary — 13.5%
Bally Technologies* (A)	65,000	$2,534,350
Carter’s* (A)	92,000	2,844,640
Chico’s FAS (A)	168,612	2,466,794
Hanesbrands*	91,100	2,961,661
Harman International Industries	55,000	2,669,150
Jack in the Box*	113,000	2,333,450
KB Home (A)	217,423	2,567,766
Lions Gate Entertainment* (A)	334,693	2,121,954
Morton’s Restaurant Group* (A)	324,453	2,400,952
Office Depot*	593,800	2,559,278
Penske Automotive Group* (A)	133,000	2,989,840
Saks* (A)	162,945	1,948,822
Skechers U.S.A., Cl A* (A)	115,206	2,194,674
Urban Outfitters* (A)	52,485	1,651,178
Weight Watchers International (A)	30,066	2,337,632

		36,582,141

Consumer Staples — 1.4%
Diamond Foods (A)	31,351	2,056,625
Fresh Market* (A)	44,212	1,848,946

		3,905,571

Energy — 8.2%
Basic Energy Services*	60,033	1,845,415
Carrizo Oil & Gas* (A)	50,389	2,007,498
Complete Production Services*	155,133	5,265,214
Forest Oil*	73,000	2,621,430
Gulfmark Offshore, Cl A*	67,000	2,852,190
Key Energy Services*	158,000	2,875,600
Oil States International*	36,000	2,988,360
Union Drilling*	146,040	1,980,302

		22,436,009

Financials — 15.3%
Alterra Capital Holdings (A)	119,000	2,615,620
American Equity Investment Life Holding (A)	201,000	2,584,860
Aspen Insurance Holdings (A)	93,000	2,657,010
Cathay General Bancorp (A)	153,000	2,608,650
First Commonwealth Financial	315,000	1,953,000
FXCM, Cl A (A)	136,081	1,811,238
Hanover Insurance Group	65,000	2,744,300
Lazard, Cl A	59,250	2,429,250
National Financial Partners* (A)	249,098	4,007,987
Pebblebrook Hotel Trust‡	109,982	2,359,114
Penson Worldwide* (A)	383,807	2,329,708
Popular*	824,333	2,596,649
PrivateBancorp, Cl A (A)	171,000	2,691,540
Reinsurance Group of America, Cl A	43,000	2,721,900
Umpqua Holdings	218,000	2,530,980
WSFS Financial	63,269	2,845,207

		41,487,013

Health Care — 14.7%
Alere* (A)	70,000	2,599,800
Arthrocare*	51,822	1,830,871
Cepheid* (A)	57,454	1,856,339
Emdeon, Cl A*	177,000	2,771,820
Health Net*	84,000	2,797,200
LifePoint Hospitals* (A)	70,000	2,912,700
Medicis Pharmaceutical, Cl A (A)	81,000	2,872,260
Myriad Genetics*	94,340	2,022,650
NuVasive* (A)	94,844	2,929,731

Description	Shares	Value

Orthofix International* (A)	66,000	$2,248,620
Par Pharmaceutical* (A)	176,900	6,092,436
Questcor Pharmaceuticals* (A)	16,055	329,127
Salix Pharmaceuticals* (A)	90,841	3,569,143
Universal Health Services, Cl B	56,000	3,067,680
Viropharma* (A)	102,696	1,981,006

		39,881,383

Industrials — 20.2%
AerCap Holdings*	178,000	2,548,960
Allegiant Travel, Cl A (A)	90,003	4,038,435
Alliant Techsystems (A)	35,000	2,472,750
Astec Industries*	59,614	2,311,831
Box Ships*	214,434	2,425,249
Briggs & Stratton (A)	127,000	2,995,930
Carlisle	42,979	2,129,180
Cenveo*	648,817	4,204,334
Chicago Bridge & Iron	67,000	2,716,180
Crane	55,000	2,745,050
Curtiss-Wright (A)	75,000	2,493,750
Diana Shipping* (A)	177,000	1,993,020
GATX (A)	70,000	2,958,900
Harsco	76,000	2,705,600
Insituform Technologies, Cl A*	67,400	1,705,894
Keyw Holding* (A)	147,654	1,652,248
Kirby*	49,000	2,782,220
Oshkosh*	81,014	2,564,903
Spirit Aerosystems Holdings, Cl A*	111,000	2,730,600
Trimas*	82,551	1,916,009
Wabtec	39,000	2,783,820

		54,874,863

Information Technology — 17.8%
Advanced Energy Industries* (A)	179,902	2,545,613
Broadridge Financial Solutions	120,000	2,788,800
Brocade Communications Systems*	401,695	2,510,594
Compuware*	246,610	2,794,091
Diebold	79,000	2,670,200
DragonWave* (A)	151,955	1,264,265
Euronet Worldwide* (A)	143,000	2,681,250
Integrated Device Technology* (A)	376,023	3,058,947
Itron*	37,081	2,018,319
Jabil Circuit	131,000	2,599,040
Magnachip Semiconductor*	185,577	2,588,799
Microsemi* (A)	127,000	2,997,200
NICE Systems ADR*	67,573	2,576,558
PMC — Sierra*	318,000	2,550,360
Progress Software*	88,385	2,620,615
Sequans Communications ADR*	210,475	2,159,474
Sourcefire* (A)	89,057	2,370,698
Super Micro Computer*	151,253	2,580,376
TriQuint Semiconductor*	225,000	3,098,250

		48,473,449

Materials — 6.2%
Airgas	38,058	2,643,128
Buckeye Technologies (A)	67,588	1,903,278
Coeur d’Alene Mines* (A)	54,049	1,713,894
CVR Partners*	75,333	1,441,874
Intrepid Potash* (A)	39,348	1,348,062
Solutia*	109,000	2,872,150
STR Holdings* (A)	140,173	2,308,649
Temple-Inland	108,000	2,541,240

		16,772,275

Total Common Stock (Cost $224,576,674)		264,412,704

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST SMALL CAP EQUITY FUND APRIL 30, 2011 (Unaudited)

	Shares/
Description	Face Amount	Value

CASH EQUIVALENTS** — 10.7%
AIM STIT-Government & Agency Portfolio, 0.020%	9,618,412	$9,618,412
FFI Select Institutional Fund, 0.105% (B)	358,357	358,357
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	9,842,679	9,842,679
Western Asset Institutional Cash Reserve, 0.182% (B)	9,133,297	9,133,297

Total Cash Equivalents (Cost $28,952,745)		28,952,745

REPURCHASE AGREEMENTS (B) — 11.5%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $15,251,973 (collateralized by various corporate obligations, ranging in par value $25,795-$2,147,478, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $16,014,305)	$15,251,720	15,251,720
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $9,044,813 (collateralized by various corporate obligations, ranging in par value $355-$2,004,005, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $9,497,514)	9,044,624	9,044,624
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $7,093,941 (collateralized by various corporate obligations, ranging in par value $177,346-$3,169,546, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $7,448,514)	7,093,823	7,093,823

Total Repurchase Agreements (Cost $31,390,167)		31,390,167

Total Investments — 119.5% (Cost $284,919,586) †		$324,755,616

Percentages are based on Net Assets of $271,736,706.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $49,227,690.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $50,724,500.
ADR — American Depositary Receipt
Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $284,919,586, and the unrealized appreciation and depreciation were $44,748,255 and $(4,912,225) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$264,412,704	$—	$—	$264,412,704
Cash Equivalents	28,952,745	—	—	28,952,745
Repurchase Agreements	—	31,390,167	—	31,390,167

Total Investments in Securities	$293,365,449	$31,390,167	$—	$324,755,616

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK — 95.9%

Australia — 1.9%
BHP Billiton	125,828	$6,322,024

Brazil — 3.1%
BM&F BOVESPA	479,210	3,597,883
Embraer ADR (A)	80,300	2,608,144
Natura Cosmeticos	148,800	4,176,427

		10,382,454

Canada — 5.0%
Canadian National Railway	63,700	4,941,800
Canadian Natural Resources	118,180	5,560,456
Cenovus Energy	59,010	2,269,328
Potash Corp. of Saskatchewan	71,567	4,034,948

		16,806,532

China — 4.9%
China Life Insurance, Cl H	811,900	2,885,492
China Merchants Bank, Cl H	1,743,080	4,489,061
Industrial & Commercial Bank of China, Cl H	6,807,800	5,759,441
Sinopharm Group, Cl H	973,300	3,371,376

		16,505,370

Denmark — 2.9%
Novo Nordisk, Cl B	60,060	7,593,697
Vestas Wind Systems* (A)	62,968	2,236,439

		9,830,136

France — 9.2%
Air Liquide	42,946	6,352,665
BNP Paribas	83,997	6,646,663
Lafarge	72,788	5,150,094
LVMH Moet Hennessy Louis Vuitton	43,865	7,876,886
Publicis Groupe	81,844	4,637,528

		30,663,836

Germany — 10.8%
Adidas	51,100	3,803,628
Allianz (A)	33,500	5,273,911
Deutsche Bank	82,000	5,355,588
Fresenius Medical Care & KGaA	83,500	6,561,580
SAP	119,606	7,705,431
Siemens	50,900	7,404,102

		36,104,240

Hong Kong — 4.1%
CNOOC	2,795,175	6,896,245
Hong Kong Exchanges and Clearing	297,900	6,797,394

		13,693,639

Ireland — 1.1%
Covidien	68,000	3,786,920

Israel — 1.8%
Teva Pharmaceutical Industries ADR	135,164	6,181,050

Japan — 10.2%
Canon	92,336	4,349,143
Dai-ichi Life Insurance	2,079	3,434,632
Fanuc	23,541	3,941,479
KDDI	354	2,363,769
Komatsu	252,680	8,910,993
Mitsubishi UFJ Financial Group	1,070,700	5,139,870
Toyota Motor	151,855	6,058,790

		34,198,676

Mexico — 2.4%
America Movil ADR, Ser L	57,168	3,270,010

Description	Shares	Value

Wal-Mart de Mexico	1,514,780	$4,738,129

		8,008,139

Netherlands — 5.2%
ArcelorMittal	168,500	6,198,780
ING Groep*	370,300	4,880,883
Schlumberger	69,150	6,206,212

		17,285,875

Norway — 0.9%
Seadrill	86,953	3,082,605

South Korea — 2.1%
Hyundai Motor	30,628	7,069,103

Spain — 2.0%
Telefonica	251,251	6,753,659

Sweden — 1.8%
Hennes & Mauritz, Cl B (A)	167,084	5,907,010

Switzerland — 6.6%
Credit Suisse Group	109,000	4,954,087
Julius Baer Group*	72,705	3,397,776
Logitech International* (A)	23,151	320,672
Nestle	100,600	6,246,063
Novartis	121,287	7,200,933

		22,119,531

Taiwan — 2.7%
HTC	200,000	9,068,713

Turkey — 1.1%
Turkiye Garanti Bankasi	690,400	3,578,002

United Kingdom — 16.1%
ARM Holdings	351,300	3,640,308
BG Group	271,817	6,998,288
British American Tobacco	172,837	7,550,924
Carnival	137,038	5,516,428
Kingfisher	1,127,876	5,181,053
Pearson	170,654	3,270,065
Reckitt Benckiser Group	95,767	5,328,061
SABMiller	98,023	3,661,185
Standard Chartered	201,970	5,611,972
Tesco	1,038,721	7,001,522

		53,759,806

United States — 0.0%
Southern Copper	4,100	153,586

Total Common Stock (Cost $244,291,333)		321,260,906

PREFERRED STOCK — 2.7%

Germany — 2.7%
Volkswagen (A)	46,204	9,100,933

Total Preferred Stock (Cost $4,298,047)		9,100,933

CASH EQUIVALENTS** — 4.6%
AIM STIT-Government & Agency Portfolio, 0.020%	5,513,476	5,513,476
FFI Select Institutional Fund, 0.105% (B)	185,542	185,542
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	5,096,114	5,096,114

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND APRIL 30, 2011 (Unaudited)

	Shares/
Description	Face Amount	Value

Western Asset Institutional Cash Reserve, 0.182% (B)	4,728,826	$4,728,826

Total Cash Equivalents (Cost $15,523,958)		15,523,958

REPURCHASE AGREEMENTS (B) — 4.9%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $7,896,812 (collateralized by various corporate obligations, ranging in par value $13,356-$1,111,871, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $8,291,515)	$7,896,680	7,896,680
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $4,683,013 (collateralized by various corporate obligations, ranging in par value $184-$1,037,587, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $4,917,402)	4,682,915	4,682,915
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $3,672,936 (collateralized by various corporate obligations, ranging in par value $91,822-$1,641,054, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $3,856,518)	3,672,875	3,672,875

Total Repurchase Agreements (Cost $16,252,470)		16,252,470

Total Investments — 108.1% (Cost $280,365,808) †		$362,138,267

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2011, is as follows:

						Unrealized
						Appreciation
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		(Depreciation)

State Street	5/24/11	MXP	85,544,300	USD	6,837,839	$(579,134)
State Street	5/24/11	USD	1,166,282	MXP	14,195,400	64,506

						$(514,628)

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND APRIL 30, 2011 (Unaudited)

Percentages are based on Net Assets of $334,933,091.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $25,063,453.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $26,262,952.
ADR — American Depositary Receipt
Cl — Class
MXP — Mexican Peso
Ser — Series
USD — United States Dollar

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $280,365,808, and the unrealized appreciation and depreciation were $89,294,769 and $(7,522,310) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2		Level 3	Total
Common Stock	$236,942,732	$84,318,174	††	$—	$321,260,906
Preferred Stock	9,100,933	—		—	9,100,933
Cash Equivalents	15,523,958	—		—	15,523,958
Repurchase Agreements	—	16,252,470		—	16,252,470

Total Investments in Securities	$261,567,623	$100,570,644		$—	$362,138,267

††	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Other Financial
Instruments	Level 1	Level 2	Level 3	Total
Forwards	$—	$(514,628)	$—	$(514,628)

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 26.0%
Automotive — 14.8%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	$4,000,000	$4,197,941
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl C
2.760%, 05/09/16	4,000,000	4,062,178
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	1,000,000	1,000,825
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl D
4.000%, 05/08/17	2,000,000	2,026,182
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	4,000,000	4,000,143
CPS Auto Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	3,000,000	2,999,587
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (A)	500,000	499,944
Fifth Third Auto Trust, Ser 2008-1, Cl A4A
4.810%, 01/15/13	1,292,410	1,309,544
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	505,205
Ford Credit Floorplan Master Owner Trust, Ser 2010-5, Cl B
1.820%, 09/15/15 (A)	1,683,000	1,683,506
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A4
4.900%, 12/15/13	1,000,000	1,026,059
Hertz Vehicle Financing, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	500,000	511,048
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	1,000,000	1,002,293
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl C
3.060%, 11/15/17	5,000,000	5,047,682
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C
1.890%, 05/15/17 (A)	474,863	472,207
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A4
5.310%, 05/13/13	2,145,911	2,149,607
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A2
0.670%, 12/20/13	250,000	250,233
Wachovia Auto Loan Owner Trust, Ser 2007-1, Cl C
5.450%, 10/22/12	1,650,000	1,660,172
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	3,000,000	2,999,595

		37,403,951

Description	Face Amount	Value

Credit Cards — 7.0%
Bank of America Credit Card Trust, Ser 2007-A8, Cl A8
5.590%, 11/17/14	$2,000,000	$2,112,857
Cabela’s Master Credit Card Trust, Ser 2010-1A, Cl A2
1.669%, 01/16/18 (A) (B)	2,000,000	2,075,542
Capital One Multi-Asset Execution Trust, Ser 2006-C3, Cl C3
0.539%, 07/15/14 (B)	3,000,000	2,992,157
Chase Issuance Trust, Ser 2008-A4, Cl A4
4.650%, 03/15/15	2,500,000	2,675,233
Citibank Credit Card Issuance Trust, Ser 2004-B2, Cl B2
0.526%, 10/07/13 (B)	750,000	748,942
GE Capital Credit Card Master Note Trust, Ser 2007-2, Cl A
0.259%, 03/15/15 (B)	2,000,000	1,994,889
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.769%, 01/15/17 (B)	2,500,000	2,512,308
MBNA Credit Card Master Note Trust, Ser 2002-C1, Cl C1
6.800%, 07/15/14	1,000,000	1,043,420
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl A
4.160%, 09/15/17 (A)	500,000	513,883
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,094,376

		17,763,607

Other Asset-Backed Securities — 4.2%
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl B
1.869%, 12/15/15 (A) (B)	1,000,000	1,000,003
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A
3.910%, 03/15/16 (A)	3,500,000	3,512,290
John Deere Owner Trust, Ser 2008-A, Cl A4
4.890%, 03/16/15	665,852	669,429
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A
4.809%, 07/20/31 (A)	1,924,817	1,983,128
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.213%, 09/20/19 (A) (B)	807,049	788,823
Sierra Receivables Funding, Ser 2010-1A, Cl A1
4.480%, 07/20/26 (A)	2,488,794	2,516,046

		10,469,719

Total Asset-Backed Securities (Cost $64,059,795)		65,637,277

CORPORATE OBLIGATIONS — 25.0%
Consumer Discretionary — 2.7%
AutoZone
6.950%, 06/15/16	3,000,000	3,465,492
Macy’s Retail Holdings
5.900%, 12/01/16	3,000,000	3,243,750

		6,709,242

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Consumer Staples — 2.8%
Clorox
5.950%, 10/15/17	$3,000,000	$3,376,062
CVS Caremark
4.875%, 09/15/14	1,000,000	1,097,306
Wal-Mart Stores
2.250%, 07/08/15	2,500,000	2,521,533

		6,994,901

Energy — 2.5%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,271,725
Noble Holding International
3.450%, 08/01/15	3,000,000	3,094,995

		6,366,720

Financials — 10.2%
Citigroup (B)
0.435%, 03/07/14	10,000,000	9,775,700
Credit Suisse NY MTN
5.000%, 05/15/13	2,000,000	2,143,642
Fifth Third Bancorp
6.250%, 05/01/13	3,000,000	3,259,299
Metropolitan Life Global Funding I (A)
5.125%, 06/10/14	3,000,000	3,280,416
Morgan Stanley (B)
1.874%, 01/24/14	5,000,000	5,069,710
ProLogis‡
5.750%, 04/01/16	2,000,000	2,165,794

		25,694,561

Health Care — 2.6%
McKesson
5.250%, 03/01/13	3,000,000	3,216,594
Wyeth
5.500%, 02/15/16	3,000,000	3,421,923

		6,638,517

Industrials — 1.4%
Ingersoll-Rand Global Holding
9.500%, 04/15/14	3,000,000	3,612,369

Information Technology — 2.0%
Fiserv
3.125%, 10/01/15	2,000,000	2,012,686
International Business Machines (C)
1.000%, 08/05/13	3,000,000	3,006,141

		5,018,827

Sovereign — 0.8%
Republic of Austria MTN (A)
2.000%, 11/15/12	2,000,000	2,044,268

Total Corporate Obligations (Cost $60,046,920)		63,079,405

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Inflationary Protection Security
1.250%, 04/15/14	1,000,000	1,129,786
U.S. Treasury Note
0.750%, 03/31/13 to 09/15/13 (C)	11,000,000	11,018,600
0.625%, 07/31/12 to 01/31/13 (C)	25,000,000	25,081,125
0.500%, 11/30/12 to 11/15/13 (C)	15,000,000	14,928,515
0.375%, 08/31/12	10,000,000	10,004,690

Total U.S. Treasury Obligations (Cost $62,015,596)		62,162,716

Description	Face Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
FFCB
4.820%, 10/12/12	$5,500,000	$5,842,809
4.400%, 01/03/13	1,935,000	2,058,200
FHLB
6.700%, 07/22/14	500,000	584,628
2.750%, 02/04/21 (B)	4,000,000	4,026,864
2.450%, 11/10/17	5,000,000	4,846,220
0.813%, 02/22/16 (B)	3,250,000	3,287,563
0.625%, 09/03/11 (D)	5,000,000	4,989,115

Total U.S. Government Agency Obligations (Cost $25,144,664)		25,635,399

MORTGAGE-BACKED SECURITIES — 6.6%
Agency Mortgage-Backed Obligation — 5.8%
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	2,147,987	2,180,509
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	8,967,423	9,652,322
GNMA, Ser 2010-80, Cl F
0.613%, 04/20/40 (B)	2,811,920	2,816,642

		14,649,473

Non-Agency Mortgage-Backed Obligation — 0.8%
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C
4.270%, 05/15/40	2,000,000	1,962,715

Total Mortgage-Backed Securities (Cost $16,293,417)		16,612,188

MUNICIPAL BONDS — 4.6%
City of El Paso Texas, GO
3.610%, 08/15/14	500,000	530,500
Florida Hurricane Catastrophe Fund Finance, Ser A, RB (B)
Callable 06/15/11 @ 100
0.999%, 10/15/12	2,000,000	1,985,000
New York Institute of Technology, Ser A-RMKT, RB
4.799%, 03/01/14	3,400,000	3,478,098
North Carolina Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	1,500,000	1,528,935
Oklahoma County Finance Authority, RB
5.350%, 09/01/15	750,000	802,582
San Antonio Convention Hotel Finance, Ser B, RB, AMBAC
4.800%, 07/15/13	1,215,000	1,241,864
Will County Community Unit School District No. 365 Valley View, Ser B, GO, AGM
4.750%, 11/01/15	2,000,000	2,126,740

Total Municipal Bonds (Cost $11,323,833)		11,693,719

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND APRIL 30, 2011 (Unaudited)

	Face Amount
Description	/Shares	Value

COMMERCIAL PAPER — 0.4%
AutoZone
0.000%, 05/06/11 (A)	$1,000,000	$999,957

Total Commercial Paper (Cost $999,961)		999,957

CASH EQUIVALENTS* — 4.9%
AIM STIT-Government & Agency Portfolio, 0.020%	2,093,945	2,093,945
FFI Select Institutional Fund, 0.105% (E)	189,405	189,405
Fidelity Institutional Prime Money Market Fund, 0.190% (E)	5,202,228	5,202,228
Western Asset Institutional Cash Reserve, 0.182% (E)	4,827,293	4,827,293

Total Cash Equivalents (Cost $12,312,871)		12,312,871

REPURCHASE AGREEMENTS (E) — 6.6%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $8,061,244 (collateralized by various corporate obligations, ranging in par value $13,634-$1,135,023, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $8,464,166)	8,061,110	8,061,110
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $4,780,525 (collateralized by various corporate obligations, ranging in par value $187-$1,059,192, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $5,019,795)	4,780,426	4,780,426
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $3,749,416 (collateralized by various corporate obligations, ranging in par value $93,734-$1,675,225, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $3,936,821)	3,749,353	3,749,353

Total Repurchase Agreements (Cost $16,590,889)		16,590,889

Total Investments — 108.8% (Cost $268,787,946) †		$274,724,421

Percentages are based on Net Assets of $252,611,443.

*	Rate shown is the 7-day effective yield as of April 30, 2011.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2011.

(C)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $26,318,721.

(D)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2011. The coupon on a step bond changes on a specified date.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $26,809,815.
AGM — Assured Guarantee
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
GNMA — Government National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
†	At April 30, 2011, the tax basis cost of the Fund’s investments was $268,787,946, and the unrealized appreciation and depreciation were $6,267,663 and $(331,188) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$65,637,277	$—	$65,637,277
Corporate Obligations	—	63,079,405	—	63,079,405
U.S. Treasury Obligations	62,162,716	—	—	62,162,716
U.S. Government Agency Obligations	—	25,635,399	—	25,635,399
Mortgage-Backed Securities	—	16,612,188	—	16,612,188
Municipal Bonds	—	11,693,719	—	11,693,719
Commercial Paper	—	999,957	—	999,957
Cash Equivalents	12,312,871	—	—	12,312,871
Repurchase Agreements	—	16,590,889	—	16,590,889

Total Investments in Securities	$74,475,587	$200,248,834	$—	$274,724,421

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 33.0%

Agency Mortgage-Backed Obligation — 15.5%
FHLMC
6.000%, 05/01/26 to 11/01/47	$4,127,714	$4,503,840
5.500%, 12/01/37	1,859,021	2,008,274
5.000%, 04/01/21 to 04/01/24	6,434,047	6,916,169
FNMA
5.500%, 07/01/36 to 12/01/47	4,143,002	4,443,716
5.000%, 04/01/19 to 05/01/35	10,001,137	10,729,576
4.500%, 02/01/39	7,395,681	7,622,293
3.500%, 10/01/40 to 11/01/40	4,954,164	4,728,584
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	16,980,179	3,971,824
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	20,935,608	5,436,491
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	21,697,819	5,655,416
FNMA, Ser 2005-66, Cl FD
0.522%, 07/25/35 (A)	3,919,797	3,919,803
GNMA
4.500%, 06/15/39	12,535,913	13,163,828
GNMA, Ser 2008-68, Cl DC
5.000%, 01/20/29	922,849	964,628
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	2,147,987	2,180,510

		76,244,952

Non-Agency Mortgage-Backed Obligation — 17.5%
Banc of America Commercial Mortgage, Ser 2006-6, Cl A3
5.369%, 10/10/45	2,500,000	2,646,679
Banc of America Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	4,459,452
Banc of America Commercial Mortgage, Ser 2008-1, Cl B
6.437%, 02/10/51 (A) (B)	500,000	363,755
Banc of America Commercial Mortgage, Ser 2008-1, Cl AJ
6.437%, 02/10/51 (A)	1,000,000	978,786
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ
5.473%, 12/11/40 (A)	3,000,000	2,968,835
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	3,000,000	3,111,930
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,090,709
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.520%, 04/12/38 (A)	1,000,000	1,084,266
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.915%, 06/11/50 (A)	2,000,000	2,114,169
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.943%, 06/11/50 (A) (B)	1,000,000	140,035
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ
5.943%, 06/11/50 (A)	3,000,000	2,782,477
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.463%, 02/25/37 (A)	1,000,000	36,048

Description	Face Amount	Value

Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.733%, 03/15/49 (A)	$1,200,000	$803,265
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.797%, 07/10/46 (A) (B)	1,750,000	1,841,325
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	865,000	863,580
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3
5.441%, 02/15/39 (A)	800,000	845,928
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A) (B)	1,000,000	1,031,314
Entertainment Properties Trust, Ser 2003-EPR, Cl B
5.734%, 02/15/18 (B)	3,700,000	3,874,059
GE Business Loan Trust, Ser 2007-1A, Cl A
0.389%, 04/16/35 (A) (B)	3,021,902	2,530,328
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.762%, 03/10/39 (A) (B)	1,000,000	122,961
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
6.059%, 02/15/51 (A) (B)	1,000,000	172,358
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49 (C)	2,850,000	3,088,745
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/30	2,000,000	2,157,697
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	1,046,570
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.242%, 07/15/40 (A)	650,000	329,419
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B
5.828%, 06/12/50 (A)	250,000	157,022
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.828%, 06/12/50 (A)	1,000,000	1,096,921
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.745%, 06/12/50 (A)	2,000,000	2,171,214
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A3
5.712%, 07/12/44	1,650,000	1,729,826
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.690%, 10/15/42 (A)	421,144	439,684
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ
5.730%, 10/15/42 (A)	3,000,000	3,053,035
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.803%, 08/12/41 (A)	1,600,000	1,716,694
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM
5.877%, 06/11/49 (A)	3,000,000	3,045,787

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	$5,000,000	$4,859,448
Morgan Stanley Capital I, Ser 2007-T25, Cl B
5.614%, 11/12/49 (A) (B)	1,750,000	1,460,972
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.646%, 06/11/42 (A) (B)	500,000	423,666
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.458%, 01/11/43	3,500,000	4,023,644
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.238%, 09/15/47 (A) (B)	2,000,000	2,039,623
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	200,000	209,315
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A
5.808%, 08/12/45 (A) (B)	5,000,000	5,537,900
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B
7.000%, 12/19/40 (A) (B)	8,000,000	7,960,000
Velocity Commercial Capital Loan Trust, Ser 2011-1
0.000%, 08/25/40 (A) (B)	5,000,000	4,325,000
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.829%, 12/15/43 (A) (B)	1,414,000	72,468
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3
5.750%, 03/25/36	435,317	438,795

		86,245,704

Total Mortgage-Backed Securities (Cost $156,914,042)		162,490,656

CORPORATE OBLIGATIONS — 30.0%

Consumer Discretionary — 3.6%
AutoZone
7.125%, 08/01/18	2,000,000	2,339,416
Best Buy
6.750%, 07/15/13	3,000,000	3,285,336
O’Reilly Automotive (C)
4.875%, 01/14/21	5,000,000	5,029,890
Wynn Las Vegas
7.750%, 08/15/20	3,500,000	3,823,750
Yum! Brands
6.250%, 04/15/16	3,000,000	3,405,243

		17,883,635

Energy — 5.7%
Anadarko Petroleum
8.700%, 03/15/19	5,000,000	6,269,505
Nisource Finance (C)
10.750%, 03/15/16	3,000,000	3,923,748
Suncor Energy
6.100%, 06/01/18	3,000,000	3,421,050
Transocean (C)
5.250%, 03/15/13	10,000,000	10,649,710
Valero Energy
9.375%, 03/15/19	3,000,000	3,897,084

		28,161,097

Description	Face Amount	Value

Financials — 16.0%
Aflac
8.500%, 05/15/19	$5,000,000	$6,117,465
American Express Credit MTN
7.300%, 08/20/13	3,000,000	3,370,341
Bank of America MTN (D)
5.250%, 03/12/13	5,000,000	4,918,125
Barclays Bank MTN (A)
6.000%, 01/14/21	5,000,000	4,955,025
BioMed Realty‡
6.125%, 04/15/20	2,000,000	2,131,162
Capital One Bank USA
8.800%, 07/15/19	5,000,000	6,403,450
CIT Group
7.000%, 05/01/15	5,000,000	5,068,750
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,947,000	5,993,208
HSBC Finance (A)
0.740%, 06/01/16	3,000,000	2,877,351
Irish Life & Permanent Group Holdings (B)
3.600%, 01/14/13	5,000,000	4,304,325
JPMorgan Chase
6.300%, 04/23/19	3,000,000	3,390,249
Keycorp MTN
6.500%, 05/14/13	5,000,000	5,468,100
Morgan Stanley MTN (A) (D)
5.000%, 06/11/13	5,000,000	4,995,000
2.812%, 05/14/13	5,000,000	5,155,125
PHH
9.250%, 03/01/16	3,000,000	3,307,500
SLM MTN (A)
0.504%, 10/25/11	7,500,000	7,466,633
Wachovia (A)
0.579%, 06/15/17	3,000,000	2,880,075

		78,801,884

Information Technology — 1.0%
Corning (C)
6.625%, 05/15/19	4,000,000	4,652,392

Telecommunication Services — 3.7%
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,705,687
Qwest
7.500%, 06/15/23	3,000,000	3,007,500
Verizon Communications
5.500%, 02/15/18	2,000,000	2,201,808
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,080,708

		17,995,703

Total Corporate Obligations (Cost $137,853,145)		147,494,711

ASSET-BACKED SECURITIES — 17.7%

Automotive — 9.7%
AmeriCredit Automobile Receivables Trust, Ser 2006-BG, Cl A4
5.210%, 09/06/13	107,535	107,631

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl C
5.190%, 08/17/15	$2,000,000	$2,137,082
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl E
8.660%, 10/10/17 (B)	3,300,000	3,658,616
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl E
6.400%, 04/09/18 (B)	1,500,000	1,569,844
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl E
6.230%, 07/09/18	500,000	515,804
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	2,975,189
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	3,689,730	3,680,764
Capital One Prime Auto Receivables Trust, Ser 2007-2, Cl B
5.680%, 06/15/14	128,000	129,729
Carmax Auto Owner Trust, Ser 2007-2, Cl B
5.370%, 03/15/13	350,000	354,531
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	37,120	37,850
CPS Auto Trust, Ser 2006-A, Cl 1A4
5.330%, 11/15/12 (B)	281,431	281,880
CPS Auto Trust, Ser 2007-B, Cl A4
5.600%, 01/15/14 (B)	41,527	42,333
CPS Auto Trust, Ser 2011-A, Cl D
10.000%, 04/16/18 (B)	950,000	947,866
DT Auto Owner Trust, Ser 2009-1, Cl C
10.750%, 10/15/15 (B)	1,948,278	2,060,070
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (B)	8,000,000	7,999,101
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl B
0.769%, 06/15/13 (A)	820,000	819,537
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B
5.430%, 11/15/14	150,000	151,399
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	630,000	641,758
JPMorgan Auto Receivables Trust, Ser 2007-A, Cl C
5.510%, 02/15/14 (B)	33,414	33,471
JPMorgan Auto Receivables Trust, Ser 2008-A, Cl B
5.220%, 07/15/15 (B)	13,016	13,145
Navistar Financial Owner Trust, Ser 2010-A, Cl C
6.160%, 05/18/18 (B)	10,000,000	10,476,463
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl D
4.070%, 02/15/17	4,000,000	3,999,441
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	5,000,000	4,999,325

		47,632,829

Description	Face Amount	Value

Credit Cards — 1.5%
Charming Shoppes Master Trust, Ser 2007-1A, Cl A1
1.469%, 09/15/17 (A) (B)	$2,500,000	$2,495,278
World Financial Network Credit Card Master Trust II, Ser 2010-1, Cl C
7.000%, 09/15/17 (B)	3,850,000	4,060,627
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B
0.569%, 02/15/17 (A) (B)	750,000	707,502

		7,263,407

Other Asset-Backed Securities — 6.5%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	1,000,000	1,013,518
AH Mortgage Advance Trust, Ser 2010-ADV2, Cl B1
8.830%, 05/10/41 (B)	2,000,000	2,012,500
CIT Equipment Collateral, Ser 2010-VT1A, Cl D
7.330%, 09/15/17 (B)	2,200,000	2,315,007
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C
6.125%, 04/20/28 (B)	84,404	85,480
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D
6.010%, 10/20/28 (B)	61,377	58,229
OHA Intrepid Leveraged Loan Fund, Ser 2011-1A, Cl A
2.040%, 04/20/21 (A) (B)	10,000,000	10,000,000
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.213%, 09/20/19 (A) (B)	4,304,262	4,207,056
Sierra Receivables Funding, Ser 2010-2A, Cl B
5.310%, 11/20/25 (B)	2,437,399	2,436,739
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	4,864,729	4,853,704
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	2,506,895	2,265,613
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	2,987,747	2,985,878

		32,233,724

Total Asset-Backed Securities (Cost $85,022,192)		87,129,960

MUNICIPAL BONDS — 9.2%
City of Detroit Michigan, Ser A-1, GO, AMBAC Callable 10/01/15 @ 100
5.150%, 04/01/25	5,000,000	3,320,400
City of San Antonio Texas, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,010,000
County of Hidalgo Texas, GO, AGM Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	502,555
Dallas-Fort Worth International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	5,000,000	5,025,800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — continued
Dublin Unified School District, GO
4.761%, 05/01/16	$1,500,000	$1,510,485
Jefferson County, Ser A, GO Callable 06/03/11 @ 100
7.700%, 05/15/16	1,250,000	1,251,713
Maricopa County Unified School District No. 69 Paradise Valley, GO Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,038,220
North Texas Tollway Authority, RB Callable 02/01/20 @ 100
8.910%, 02/01/30	3,000,000	3,133,110
Rhode Island Health & Educational Building, Ser A, RB Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,074,900
San Juan Higher Education Finance Authority, RB Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,215,024
State of California, GO Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,262,140
State of Illinois, GO
7.350%, 07/01/35	3,000,000	3,219,420
State of Ohio, RB
5.311%, 04/01/19	5,000,000	5,194,600
Texas State Public Finance Authority Charter School Finance, RB
8.125%, 02/15/27	1,900,000	1,929,355
Texas State Public Finance Authority Charter School Finance, Ser Q, RB Callable 08/15/20 @ 100
8.750%, 08/15/27	1,750,000	1,774,430
University of Texas System, Ser D, RB
5.134%, 08/15/42	3,000,000	2,952,090

Total Municipal Bonds
(Cost $44,970,798)		45,414,242

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,000,000	5,245,769
U.S. Treasury Note (C)
2.750%, 02/28/18	5,000,000	5,037,890
1.375%, 11/30/15	5,000,000	4,907,030
0.500%, 11/30/12	10,000,000	10,010,160

Total U.S. Treasury Obligations (Cost $24,980,287)		25,200,849

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Agricultural Mortgage Corporation
5.100%, 03/10/25	7,500,000	7,652,445
HUD
6.980%, 08/01/14	740,000	744,946

	Face Amount
Description	/Shares	Value

Tennessee Valley Authority
3.875%, 02/15/21	$5,000,000	$5,080,495

Total U.S. Government Agency Obligations
(Cost $13,196,784)		13,477,886

COMMERCIAL PAPER — 0.4%
AutoZone
0.000%, 05/06/11 (B)	2,000,000	1,999,914

Total Commercial Paper
(Cost $1,999,922)		1,999,914

CASH EQUIVALENTS* — 5.8%
AIM STIT-Government & Agency Portfolio, 0.020%	14,172,053	14,172,053
FFI Select Institutional Fund, 0.105% (E)	265,579	265,579
Fidelity Institutional Prime Money Market Fund, 0.190% (E)	7,294,429	7,294,429
Western Asset Institutional Cash Reserve, 0.182% (E)	6,768,704	6,768,704

Total Cash Equivalents (Cost $28,500,765)		28,500,765

REPURCHASE AGREEMENTS (E) — 4.7%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $11,303,267 (collateralized by various corporate obligations, ranging in par value $19,117-$1,591,500, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $11,868,233)	11,303,079	11,303,079
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $6,703,128 (collateralized by various corporate obligations, ranging in par value $263-$1,485,172, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $7,038,626)	6,702,988	6,702,988
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $5,257,334 (collateralized by various corporate obligations, ranging in par value $131,431-$2,348,957, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $5,520,108)	5,257,246	5,257,246

Total Repurchase Agreements
(Cost $23,263,313)		23,263,313

Total Investments — 108.6%
(Cost $516,701,248) †		$534,972,296

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND APRIL 30, 2011 (Unaudited)

Percentages are based on Net Assets of $492,418,677.

*	Rate shown is the 7-day effective yield as of April 30, 2011.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $36,871,217.

(D)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2011. The coupon on a step bond changes on a specified date.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $37,592,025.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Department of Housing & Urban Development
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $516,701,248, and the unrealized appreciation and depreciation were $24,844,500 and $(6,573,452) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$162,490,656	$—	$162,490,656
Corporate Obligations	—	147,494,711	—	147,494,711
Asset-Backed Securities	—	87,129,960	—	87,129,960
Municipal Bonds	—	45,414,242	—	45,414,242
U.S. Treasury Obligations	25,200,849	—	—	25,200,849
U.S. Government Agency Obligations	—	13,477,886	—	13,477,886
Commercial Paper	—	1,999,914	—	1,999,914
Cash Equivalents	28,500,765	—	—	28,500,765
Repurchase Agreements	—	23,263,313	—	23,263,313
Total Investments in Securities	$53,701,614	$481,270,682	$—	$534,972,296
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 96.1%
Alaska — 1.4%
Alaska State, Municipal Bond Bank Authority, Ser A, RB, AMBAC
4.000%, 02/01/12	$1,000,000	$1,024,510
Anchorage, Ser D, GO, National-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	1,000,000	1,110,610

		2,135,120

California — 1.8%
San Francisco City & County, Unified School District, Proposed A Election 2003, Ser C, GO, National-RE
Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,601,400
State of California, GO
Callable 04/01/19 @ 100
6.000%, 04/01/35	1,000,000	1,051,940

		2,653,340

Colorado — 4.7%
Adams County, School District No. 14, GO, FSA
Callable 12/01/16 @ 100
5.125%, 12/01/31	1,000,000	1,028,490
Boulder Valley School District No. Re-2 Boulder, Ser B, GO, State Aid Withholding
4.000%, 12/01/18	2,000,000	2,230,680
Denver City & County, Board of Water Commission, Ser A, RB, AGM
Callable 06/01/13 @ 100
4.750%, 12/01/17	1,570,000	1,643,570
Highlands Ranch, Metropolitan District No. 2, GO, National-RE FGIC
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,048,570
Pueblo City Schools, GO, State Aid Withholding
3.000%, 12/15/13	1,000,000	1,052,260

		7,003,570

Delaware — 0.7%
Delaware State, Ser C, GO (A)
Pre-Refunded @ 100
4.250%, 07/01/11	1,050,000	1,056,731

District of Columbia — 1.1%
District of Columbia, Ser A, GO, AGM-CR FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,684,165

Florida — 3.4%
Florida Housing Finance, Ser A, RB, GNMA FNMA FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	2,000,000	2,153,620
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	1,891,780
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/12	1,000,000	1,050,110

		5,095,510

Description	Face Amount	Value

Georgia — 1.4%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	$1,000,000	$1,019,600
Georgia State, Ser D, GO
Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,077,130

		2,096,730

Illinois — 1.4%
City of Chicago Illinois, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	995,160
Lake County, Community Unit School District No. 116-Round Lake, GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,023,850

		2,019,010

Indiana — 1.7%
Fairfield, School Building, RB, National-RE FGIC
Callable 01/15/14 @ 100
5.000%, 07/15/17	1,115,000	1,174,396
Franklin Township School Building, RB, AMBAC, State Aid Withholding
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,309,516

		2,483,912

Iowa — 1.6%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,256,964
City of Coralville Iowa, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,202,625

		2,459,589

Louisiana — 1.4%
Louisiana State, Ser A, GO, National-RE FGIC
Callable 06/03/11 @ 100
4.625%, 05/15/13	1,000,000	1,002,870
St. Tammany, Parishwide School District No. 12, GO, National-RE
Callable 03/01/15 @ 100
4.000%, 03/01/16	1,000,000	1,062,640

		2,065,510

Maryland — 1.4%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,008,180
State of Maryland, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,042,710

		2,050,890

Massachusetts — 1.5%
Boston, Ser A, GO, National-RE (A)
Pre-Refunded @ 100
5.000%, 02/01/13	1,000,000	1,078,660

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Massachusetts State, Ser A, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/14	$1,000,000	$1,125,550

		2,204,210

Michigan — 2.9%
Howell, Public Schools, School Building & Site Project, GO
Callable 11/01/13 @ 100
5.000%, 05/01/17	1,000,000	1,060,270
Michigan State Building Authority, Ser I, RB, AGM
Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,175,000
Waterford, School District, GO, National-RE Q-SBLF
4.000%, 05/01/12	1,000,000	1,028,930

		4,264,200

Mississippi — 0.8%
Mississippi Development Bank, Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	1,150,000	1,195,345

Nevada — 2.2%
Clark County, School District, Ser A, GO, AGM
Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,034,310
Las Vegas, Sewer Authority, Ser A, GO, National-RE FGIC
4.000%, 04/01/12	1,310,000	1,347,256
Nevada State, Natural Resources Project, Ser B, GO (A)
Pre-Refunded @ 100
5.000%, 03/01/14	900,000	935,055

		3,316,621

New Jersey — 0.4%
Atlantic County, GO, State Aid Withholding
3.375%, 01/15/15	565,000	602,533

New Mexico — 0.2%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	323,685

New York — 3.9%
New York City, Ser G, GO
5.000%, 08/01/13	1,000,000	1,088,900
New York City, Ser P, GO, National-RE
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,000,000	1,095,340
New York State, Dormitory Authority, Education Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,103,960
New York State, Thruway Authority, Ser H, RB, National-RE
4.000%, 01/01/18	1,000,000	1,053,120
Suffolk County, Public Improvement Project, Ser B, GO, National-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,514,590

		5,855,910

Description	Face Amount	Value

North Carolina — 0.7%
Mecklenburg County, Public Improvement Project, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 02/01/13	$1,000,000	$1,061,330

Oklahoma — 0.8%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A)
Pre-Refunded @ 100
5.000%, 07/01/16	1,035,000	1,132,973

Oregon — 0.7%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	998,580

Tennessee — 1.5%
Montgomery County, GO, National-RE FGIC
Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,200,340

Texas — 50.0%
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,058,330
Austin, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,148,730
Bastrop, Independent School District, GO, AGM
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,013,430
Bastrop, Independent School District, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	500,000	523,530
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	514,360
Capital Area Cultural Education Facilities Finance, RB
5.125%, 04/01/20	385,000	385,389
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,085,530
City of Arlington Texas
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	251,423
City of Austin Texas, Public Improvement Project, GO, National-RE FGIC
Callable 09/01/13 @ 100
4.250%, 09/01/17	1,000,000	1,048,980
City of Austin Texas, Public Improvement Project, Ser 2005, GO, National-RE
Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	562,620

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

City of Austin Texas, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	$1,505,000	$1,615,482
City of College Station Texas, GO
Callable 02/15/18 @ 200
4.500%, 02/15/27	1,890,000	1,923,415
4.000%, 02/15/19	1,000,000	1,071,690
City of Dallas Texas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,072,320
City of Greenville Texas, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,095,640
City of San Antonio Texas, Ser A, RB
3.000%, 05/15/12	350,000	359,496
City of San Antonio Texas, Ser A, RB, AGM
2.500%, 07/01/16	570,000	576,338
2.000%, 07/01/15	400,000	400,312
Dallas, Area Rapid Transit, Ser Senior LIEN, RB, National-RE FGIC (A)
Pre-Refunded @ 100
5.000%, 12/01/14	1,000,000	1,070,500
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,040,490
Ector County Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,323,076
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,057,790
Elkhart Independent School District, GO, AGM
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	681,745
Forney, Independent School District, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,016,080
Fort Bend County Municipal Utility District No. 25, GO, AGM
Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,006,420
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	532,065
Grand Prairie, Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,028,720
Harris County Cultural Education Facilities Finance, RB
4.000%, 06/01/14	500,000	536,020
Harris County Cultural Education Facilities Finance, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	998,520
Hurst, Waterworks and Sewer Authority, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	999,920

Description	Face Amount	Value

Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	$1,000,000	$1,043,120
Irving, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	523,705
Jefferson County Health Facilities Development, RB, AMBAC FHA 242 (A)
Pre-Refunded @ 100
5.200%, 08/15/21	945,000	955,036
Klein Independent School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	877,589
Love Field Airport Modernization, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	1,500,000	1,308,120
Lubbock, GO, National-RE
Callable 02/15/14 @ 100
5.000%, 02/15/16	1,000,000	1,089,800
Lubbock, Waterworks Authority, Waterworks System Surplus Project, GO, AGM
5.000%, 02/15/13	1,000,000	1,074,280
Mansfield, Waterworks & Sewer Authority, GO, National-RE (A)
Pre-Refunded @ 100
4.300%, 02/15/19	125,000	128,925
Mesquite, Independent School District, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	583,066
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	993,790
North Texas, Tollway Authority, Ser C-CONV, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,340,200
Nueces County, GO, AMBAC
Callable 02/15/14 @ 100
5.000%, 02/15/15	1,000,000	1,087,800
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,028,140
Plano, Refunding & Improvement Project, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	1,000,000	1,047,580
Pleasant Grove, Independent School District, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	1,000,000	1,049,660
Port Arthur, Independent School District, GO, AGM
Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	939,760
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,058,350

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

Rio Grande Valley Health Facilities Development, RB, National-RE
Callable 06/03/11 @ 100
6.400%, 08/01/18	$1,000,000	$1,010,000
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,046,900
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	405,668
San Angelo, Independent School District, Ser A, GO, AGM
Callable 02/15/19 @ 100
5.250%, 02/15/34	1,000,000	1,036,740
San Antonio, Electric & Gas Authority, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,105,700
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM
Callable 08/15/13 @ 100
4.500%, 08/15/24	1,000,000	1,003,590
San Antonio, Water Systems Authority, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	518,620
San Benito, Consolidated Independent School District, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,027,700
San Marcos, Tax & Toll Authority, GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	528,660
Spring Branch, Independent School District, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,032,400
Spring, Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,097,820
State of Texas, GO
Callable 08/01/19 @ 200
5.000%, 08/01/21	1,000,000	1,155,100
4.625%, 08/01/30	1,200,000	1,216,764
State of Texas, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,171,906
Texas A&M University, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,043,340
Texas City Industrial Development, RB
7.375%, 10/01/20	500,000	604,120
Texas Public Finance Authority, RB
5.625%, 05/01/21	1,440,000	1,447,099
5.375%, 05/01/20	1,365,000	1,371,265
Texas Southmost College District, GO, AMBAC
Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,059,540

Description	Face Amount	Value

Texas State Public Finance Authority Charter School Finance, Ser A, RB
Callable 08/15/20 @ 200
6.000%, 02/15/30	$750,000	$730,163
5.800%, 08/15/40	1,100,000	978,692
Texas State Technical College System, RB, AGM
3.000%, 08/01/13	1,100,000	1,136,960
Tomball Hospital Authority, RB
5.000%, 07/01/13	730,000	715,801
Tyler, Independent School District, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	528,495
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	518,685
Waco Health Facilities Development, Ser A, RB, National-RE FHA
Callable 08/01/16 @ 100
5.000%, 02/01/18	1,000,000	1,036,270
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,060,210
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM
4.125%, 09/15/13	1,075,000	1,147,799
West Harris County, Regional Water Authority, RB, AMBAC
4.500%, 12/15/13	1,315,000	1,412,218
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,029,460
Ysleta, Independent School District, School Building Project, GO, PSF-GTD
5.000%, 08/15/14	1,000,000	1,123,930

		74,428,897

Utah — 3.1%
Jordan, School District, Ser A, GO
Callable 12/15/13 @ 100
4.000%, 06/15/16	1,000,000	1,056,180
Salt Lake City, School District, GO
Callable 03/01/15 @ 100
4.000%, 03/01/17	1,000,000	1,072,130
Utah State Building Ownership Authority, RB (A)
Pre-Refunded @ 100
5.000%, 05/15/14	555,000	623,764
Utah State Building Ownership Authority, RB
Callable 05/15/14 @ 100
5.000%, 05/15/18	445,000	476,599
Washington County, School District, GO,
4.000%, 03/01/14	1,225,000	1,329,603

		4,558,276

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

	Face Amount
Description	/Shares	Value

Vermont — 0.7%
Vermont State, Ser A, GO (A)
Pre-Refunded @ 100
4.250%, 08/01/16	$1,000,000	$1,049,040

Virginia — 1.8%
Alexandria, Ser B, GO
4.000%, 06/15/14	1,000,000	1,094,650
County of Fairfax Virginia, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,547,580

		2,642,230

Washington — 2.2%
King County, Renton School District No. 403, GO, AGM
Callable 12/01/13 @ 100
4.125%, 12/01/16	1,000,000	1,053,580
King County, Sewer Authority, Ser B, RB, National-RE
Callable 01/01/14 @ 100
5.000%, 01/01/15	1,090,000	1,192,329
Washington State, Ser R-C, GO, National-RE
Callable 01/01/14 @ 100
4.500%, 01/01/17	1,000,000	1,067,070

		3,312,979

Wisconsin — 0.7%
Wisconsin State, Ser 2, GO, National-RE
Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,090,040

Total Municipal Bonds
(Cost $138,177,392)		143,041,266

CASH EQUIVALENTS — 3.6%
AIM Tax Free Income, 0.020%*	5,420,686	5,420,686

(Cost $5,420,686)
Total Investments — 99.7%
(Cost $143,598,078) †		$148,461,952

     Percentages are based on Net Assets of $148,842,073.

*	Rate shown is the 7-day effective yield as of April 30, 2011

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assistance
GNMA — Government National Mortgage Association
GO — General Obligation
National-RE — (formerly MBIA) — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
XLCA — XL Capital Assurance

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $143,598,078, and the unrealized appreciation and depreciation were $5,425,208 and $(561,334) respectively.
     For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$143,041,266	$—	$143,041,266
Cash Equivalent	5,420,686	—	—	5,420,686

Total Investments in Securities	$5,420,686	$143,041,266	$—	$148,461,952

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 91.7%
Alaska — 1.4%
Juneau City & Borough, Ser A, GO, AGM
4.000%, 06/01/12	$1,000,000	$1,038,130

Arkansas — 1.5%
Arkansas State, GO (A) Pre-Refunded @ 100
5.000%, 08/01/12	1,000,000	1,057,690

California — 0.4%
San Francisco City & County Airports Commission, RB
5.000%, 05/01/15	250,000	276,105

Colorado — 1.5%
City of Colorado Springs Colorado, Ser B, RB (B) Callable 05/03/11 @ 100
0.740%, 11/01/26	1,100,000	1,100,000

Florida — 0.3%
Florida Housing Finance, Ser A, RB, GNMA FNMA FHLMC
1.150%, 07/01/12	250,000	247,828

Georgia — 1.0%
City of Atlanta Georgia, Ser A, RB
4.000%, 11/01/11	200,000	203,394
Georgia State, Ser D, GO
4.000%, 08/01/12	500,000	522,335

		725,729

Hawaii — 0.4%
Honolulu City & County, Water Authority, Ser B, RB, National-RE
4.000%, 07/01/12	305,000	316,733

Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC
4.000%, 01/15/13	100,000	105,697

Iowa — 2.1%
Des Moines, Ser D, GO
3.250%, 06/01/13	500,000	526,220
Dubuque Community School District, RB
3.000%, 07/01/12	1,000,000	1,012,180

		1,538,400

Louisiana — 2.7%
Louisiana Public Facilities Authority, RB (B)
0.256%, 08/01/50	2,000,000	2,000,000

Maryland — 0.7%
Frederick County, GO
3.750%, 06/01/13	500,000	530,610

Michigan — 1.5%
Michigan Municipal Bond Authority, RB
3.000%, 10/01/15	1,000,000	1,056,290

Description	Face Amount	Value

Minnesota — 2.3%
City of Minneapolis Minnesota, GO (B) Callable 07/01/11 @ 100
0.444%, 12/01/28	$1,705,000	$1,705,000

New Jersey — 1.4%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,051,030

North Carolina — 1.4%
North Carolina Eastern Municipal Power Agency, Ser B, RB
3.000%, 01/01/14	1,000,000	1,034,960

Ohio — 1.5%
Ohio State, Highway Capital Improvements Authority, Ser H, GO (A) Pre-Refunded @ 101
5.000%, 05/01/13	1,000,000	1,064,790

Oklahoma — 1.4%
Tulsa County, Independent School District, GO
3.500%, 06/01/13	1,000,000	1,051,000

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser B, COP, AGM
4.000%, 11/01/12	250,000	262,602

Pennsylvania — 1.9%
City of Philadelphia Pennsylvania, Ser A, RB
4.000%, 06/15/12	1,300,000	1,347,801

Puerto Rico — 1.1%
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/14	750,000	786,705

South Carolina — 1.4%
City of North Charleston South Carolina, RB (B) Callable 05/04/11 @ 100
0.440%, 05/01/24	1,000,000	1,000,000

Texas — 60.0%
Angleton, Independent School District, GO, PSF-GTD
3.750%, 02/15/14	900,000	966,663
Arlington, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/15	500,000	566,835
Austin, Independent School District, GO
3.000%, 08/01/11	50,000	50,329
Bexar County, Hospital District, GO
3.625%, 02/15/14	500,000	534,475
Bexar Metropolitan Water District, RB
3.000%, 05/01/13	1,000,000	1,024,760
Capital Area Cultural Education Facilities Finance, RB
4.000%, 04/01/12	350,000	353,168

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

Description	Face Amount	Value

City of Arlington Texas, GO
3.500%, 08/15/13	$500,000	$530,325
City of Austin Texas, RB, AGM (B) Callable 11/15/13 @ 200
5.000%, 11/15/15	1,000,000	1,073,410
0.450%, 05/15/24	500,000	500,000
City of Brownsville Texas, Public Improvement & Refunding Project, GO, AGM
4.000%, 02/15/15	500,000	539,065
City of Cleburne Texas, GO, AGM
4.000%, 02/15/13	500,000	527,130
City of Dallas Texas, RB, FSA Callable 10/01/13 @ 100
5.000%, 10/01/16	1,000,000	1,088,680
City of Lewisville Texas, RB
3.000%, 02/15/15	560,000	579,662
City of San Antonio Texas, Ser A, RB, AGM
2.000%, 07/01/14	540,000	545,125
College Station, Independent School District, School Building Project, GO, PSF-GTD
4.250%, 08/15/11	800,000	808,920
Crawford Education Facilities, Ser A, RB (B) (C) Callable 05/05/11 @ 100
4.380%, 09/01/39	2,000,000	2,000,000
Dallas Area Rapid Transit, Ser A, RB
3.500%, 12/01/15	250,000	270,987
Denton, GO, AMBAC
4.500%, 02/15/13	805,000	856,069
Fort Bend County Levee Improvement District No. 11, GO
3.500%, 03/01/14	500,000	517,700
Frisco, Independent School District, Ser A, GO
2.500%, 08/15/14	1,000,000	1,036,770
Grand Prairie, Refunding & Improvement Project, GO, XLCA
4.125%, 02/15/12	250,000	256,613
Greenville, Electric Utilities Systems, RB
4.000%, 02/15/14	420,000	446,355
Harris County, Cultural Education Facilities Finance, RB
4.000%, 10/01/13	500,000	529,210
4.000%, 06/01/14	500,000	536,020
4.000%, 10/01/16	1,000,000	1,048,540
Harris County, Cultural Education Facilities Finance, Ser D, RB
4.000%, 11/15/13	1,000,000	1,024,920
Houston, Independent School District, GO
3.600%, 07/15/12	250,000	259,575
Humble, Independent School District, GO, PSF-GTD
2.900%, 06/15/15	1,000,000	1,059,750
Katy, Independent School District, Ser C, GO, PSF-GTD
3.300%, 02/15/15	325,000	347,779
La Joya, Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	560,000	585,732
La Porte, Independent School District, GO
3.000%, 02/15/16	500,000	524,545

Description	Face Amount	Value

Lower Colorado River Authority, RB
3.250%, 05/15/14	$500,000	$526,590
Lubbock, Wastewater Systems Authority, GO, AGM
3.250%, 02/15/12	265,000	270,753
Lufkin Health Facilities Development, RB
3.600%, 02/15/12	1,000,000	998,280
McKinney, GO
3.500%, 08/15/13	930,000	981,848
McKinney, Independent School District, GO
2.000%, 02/15/13	800,000	815,792
Mission, Consolidated Independent School District, GO, PSF-GTD
3.250%, 02/15/13	1,010,000	1,056,409
North Texas Tollway Authority, Ser A, RB
3.200%, 01/01/13	1,300,000	1,343,420
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD
4.000%, 02/01/14	500,000	540,320
Polk County, GO, AGM
4.000%, 08/15/12	200,000	207,534
Port of Port Arthur, Navigation District Authority, Ser A, GO
4.000%, 03/01/13	1,000,000	1,048,520
Robert Lee, Independent School District, GO Callable 08/15/11 @ 100
3.000%, 08/15/13	585,000	587,170
San Angelo, Independent School District, Ser A, GO, AGM
3.000%, 02/15/13	500,000	519,765
State of Texas, GO
4.000%, 08/01/15	1,000,000	1,106,260
3.000%, 12/01/12	1,640,000	1,701,336
3.000%, 08/01/16	1,885,000	2,015,578
Tarrant County, Cultural Education Facilities Finance, Ser C, RB
3.000%, 07/01/12	1,000,000	1,013,680
Tarrant Regional Water District, RB, AGM Callable 03/01/13 @ 100
5.375%, 03/01/16	1,400,000	1,506,232
Texas A&M University, RB Callable 07/01/14 @ 100
4.500%, 07/01/20	1,000,000	1,063,160
Texas A&M University, Ser C, RB
3.000%, 05/15/14	625,000	661,838
Texas Public Finance Authority, RB
5.250%, 05/01/19	1,300,000	1,318,629
Tomball Hospital Authority, RB
5.000%, 07/01/13	730,000	715,802
University of Texas System, Ser B, RB (B) Callable 05/03/11 @ 100
0.210%, 08/01/16	750,000	750,000
Uptown Development Authority, TA
2.900%, 09/01/11	500,000	501,960
Waco, Independent School District, GO, PSF-GTD
4.000%, 08/15/13	500,000	536,080
Williamson County Texas, GO
3.000%, 02/15/15	1,000,000	1,059,840

		43,835,908

Virginia — 1.5%
Alexandria, Ser A, GO
3.500%, 07/15/13	500,000	529,905

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

	Face Amount
Description	/Shares	Value

City of Norfolk Virginia, Ser A, GO
2.500%, 11/01/14	$545,000	$568,964

		1,098,869

Wisconsin — 3.8%
Wisconsin Health & Educational Facilities Authority, RB
2.500%, 10/01/12	870,000	885,495
Wisconsin Health & Educational Facilities Authority, Ser A, RB
2.000%, 10/01/12	1,000,000	1,010,150
Wisconsin State, Transportation Authority, Ser 1, RB, AMBAC
5.500%, 07/01/11	835,000	841,780

		2,737,425

Total Municipal Bonds
(Cost $65,422,421)		66,969,302

CASH EQUIVALENTS — 7.8%
AIM Tax Free Income, 0.020% * (Cost $5,684,497)	5,684,497	5,684,497

Total Investments — 99.5%
(Cost $71,106,918)		$72,653,799

     Percentages are based on Net Assets of $73,015,193.

*	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011.

(C)	Securities are held in connection with a letter of credit issued by a major bank.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assistance
GNMA — Government National Mortgage Association
GO — General Obligation
National-RE — (formerly MBIA) — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
XLCA — XL Capital Assurance

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2011 (Unaudited)

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $71,106,918, and the unrealized appreciation and depreciation were $1,585,105 and $(38,224) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$66,969,302	$—	$66,969,302
Cash Equivalent	5,684,497	—	—	5,684,497

Total Investments in Securities	$5,684,497	$66,969,302	$—	$72,653,799

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND APRIL 30, 2011 (Unaudited)

	Face Amount
Description	/Shares	Value

U.S. TREASURY OBLIGATIONS — 72.5%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,246,000	$2,249,006
2.625%, 07/15/17	561,000	700,872
2.500%, 07/15/16 to 01/15/29	2,812,000	3,461,773
2.375%, 01/15/25	1,451,000	1,951,792
2.125%, 02/15/40	1,472,000	1,640,740
2.000%, 07/15/14	1,012,000	1,319,784
1.875%, 07/15/13	604,000	791,478
1.750%, 01/15/28	2,294,000	2,532,599
1.625%, 01/15/15	923,000	1,177,003
1.375%, 07/15/18 to 01/15/20 (A)	4,135,000	4,560,672

Total U.S. Treasury Obligations (Cost $18,050,328)		20,385,719

CASH EQUIVALENTS* — 28.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.010%	7,350,718	7,350,719
FFI Select Institutional Fund, 0.105% (B)	13,646	13,646
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	374,817	374,817
Western Asset Institutional Cash Reserve, 0.182% (B)	347,802	347,802

Total Cash Equivalents (Cost $8,086,984)		8,086,984

REPURCHASE AGREEMENTS (B) — 4.2%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $580,806 (collateralized by various corporate obligations, ranging in par value $982-$81,777, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $609,836)	580,796	580,796
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $344,433 (collateralized by various corporate obligations, ranging in par value $14-$76,314, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $361,672)	344,426	344,426

Description	Face Amount	Value

Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $270,142 (collateralized by various corporate obligations, ranging in par value $6,753-$120,699, 0.000%-0.636%, 08/16/11-2/10/13; with total market value $283,645)	$270,138	$270,138

Total Repurchase Agreements (Cost $1,195,360)		1,195,360

Total Investments — 105.4% (Cost $27,332,672) †		$29,668,063

Percentages are based on Net Assets of $28,135,172.

*	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $1,897,687.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $1,931,625.

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $27,332,672, and the unrealized appreciation and depreciation were $2,335,391 and $(0) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$20,385,719	$—	$—	$20,385,719
Cash Equivalents	8,086,984	—	—	8,086,984
Repurchase Agreements	—	1,195,360	—	1,195,360

Total Investments in Securities	$28,472,703	$1,195,360	$—	$29,668,063

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM MULTI-CAP EQUITY FUND APRIL 30, 2011 (Unaudited)

Description	Shares	Value

COMMON STOCK — 100.6%
Consumer Discretionary — 3.8%
Home Depot	5,000	$185,700
Kohl’s	1,200	63,252

		248,952

Consumer Staples — 11.5%
Avon Products	6,000	176,280
Coca-Cola	2,000	134,920
CVS Caremark	5,000	181,200
PepsiCo	2,000	137,780
Procter & Gamble	2,000	129,800

		759,980

Energy — 18.6%
Anadarko Petroleum	2,000	157,880
Cabot Oil & Gas	2,500	140,700
Devon Energy	1,000	91,000
Exxon Mobil	1,200	105,600
Peabody Energy	1,500	100,230
Schlumberger	1,500	134,625
SM Energy	3,500	265,510
Williams	7,000	232,190

		1,227,735

Financials — 16.1%
Bank of New York Mellon	8,000	231,680
JPMorgan Chase	6,000	273,780
Lazard, Cl A	4,000	164,000
Prudential Financial	2,500	158,550
Wells Fargo	8,000	232,880

		1,060,890

Health Care — 12.7%
Celgene*	3,500	206,080
Covidien	2,500	139,225
Dentsply International	4,500	168,930
PerkinElmer	6,000	169,620
Thermo Fisher Scientific*	2,500	149,975

		833,830

Industrials — 9.3%
Danaher	6,000	331,440
General Electric	10,000	204,500
Robert Half International (A)	2,500	75,825

		611,765

Information Technology — 17.1%
Apple*	400	139,292
Brocade Communications Systems*	7,500	46,875
International Business Machines	1,200	204,696
Microsoft	6,000	156,120
Nuance Communications* (A)	12,500	258,750
Oracle	5,000	180,250
Western Union	6,500	138,125

		1,124,108

Materials — 4.0%
FMC (A)	3,000	264,840

Telecommunication Services — 4.7%
AT&T	10,000	311,200

	Shares/
Description	Face Amount	Value

Utilities — 2.8%
Duke Energy (A)	10,000	$186,500

Total Common Stock (Cost $4,666,050)		6,629,800

CASH EQUIVALENTS** — 6.1%
AIM STIT-Government & Agency Portfolio, 0.020%	104,824	104,824
FFI Select Institutional Fund, 0.105% (B)	5,455	5,455
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	149,825	149,825
Western Asset Institutional Cash Reserve, 0.182% (B)	139,026	139,026

Total Cash Equivalents (Cost $399,130)		399,130

REPURCHASE AGREEMENTS (B) — 7.2%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $232,165 (collateralized by various corporate obligations, ranging in par value $393-$32,689, 1.350%-7.625%, 08/26/11-2/15/38; with total market value $243,769)	$232,160	232,160
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $137,680 (collateralized by various corporate obligations, ranging in par value $5-$30,505, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $144,571)	137,677	137,677
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $107,984 (collateralized by various corporate obligations, ranging in par value $2,700-$48,247, 0.000%-0.636%, 08/16/11-12/10/13; with total market value $113,381)	107,982	107,982

Total Repurchase Agreements (Cost $477,819)		477,819

Total Investments — 113.9% (Cost $5,542,999) †		$7,506,749

Percentages are based on Net Assets of $6,588,655.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $745,482.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $772,125.
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM MULTI-CAP EQUITY FUND APRIL 30, 2011 (Unaudited)

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $5,542,999, and the unrealized appreciation and depreciation were $2,026,519 and $(62,769) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,629,800	$—	$—	$6,629,800
Cash Equivalents	399,130	—	—	399,130
Repurchase Agreements	—	477,819	—	477,819

Total Investments in Securities	$7,028,930	$477,819	$—	$7,506,749

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2011
(Unaudited)

Description	Shares	Value

COMMON STOCK — 100.8%

Consumer Discretionary — 17.1%
Brunswick (A)	33,975	$793,996
Chipotle Mexican Grill, Cl A* (A)	2,350	626,956
Dick’s Sporting Goods*	18,050	738,786
DSW, Cl A*	13,600	645,728
LKQ* (A)	26,850	677,157
O’Reilly Automotive*	10,550	623,083
Tractor Supply	10,525	651,182
Warnaco Group* (A)	9,800	630,728
Williams-Sonoma	16,250	705,413

		6,093,029

Consumer Staples — 1.7%
Constellation Brands, Cl A*	26,300	588,857

Energy — 11.6%
Brigham Exploration* (A)	21,950	735,984
Core Laboratories (A)	7,400	710,252
Dril-Quip*	6,650	509,124
Range Resources (A)	12,900	728,205
Rosetta Resources* (A)	15,800	725,694
SM Energy	9,600	728,256

		4,137,515

Financials — 11.7%
Affiliated Managers Group*	7,025	766,287
Jones Lang LaSalle	7,700	788,326
NASDAQ OMX Group* (A)	23,650	640,915
Prosperity Bancshares	14,750	676,288
Raymond James Financial	19,625	735,937
Zions Bancorporation (A)	23,350	570,908

		4,178,661

Health Care — 11.5%
Allscripts Healthcare Solutions*	27,300	588,042
Endo Pharmaceuticals Holdings*	17,550	687,258
Health Management Associates, Cl A*	53,500	603,480
HMS Holdings*	8,200	645,422
Parexel International* (A)	34,600	960,496
PerkinElmer	22,000	621,940

		4,106,638

Industrials — 18.4%
Actuant, Cl A (A)	22,350	620,436
AGCO*	12,700	731,266
Ametek	17,350	798,794
BE Aerospace*	19,500	752,505
Gardner Denver	9,025	779,850
Spirit Aerosystems Holdings, Cl A*	33,750	830,250
Terex*	20,200	702,556
UTi Worldwide	29,150	653,252
WESCO International*	10,625	658,219

		6,527,128

Information Technology — 16.6%
Anixter International	8,650	649,961
ANSYS*	10,500	580,545
Brocade Communications Systems*	120,200	751,250
Cirrus Logic*	40,550	671,508
National Instruments	19,875	603,007
Nuance Communications* (A)	37,950	785,565
TIBCO Software*	36,400	1,091,636
Trimble Navigation*	16,175	757,637

		5,891,109

Materials — 8.0%
Carpenter Technology	14,200	727,892

	Shares/
Description	Face Amount	Value

Cytec Industries	12,550	$736,434
FMC	8,550	754,794
Silgan Holdings	13,400	614,524

		2,833,644

Telecommunication Services — 4.2%
MetroPCS Communications*	55,450	933,224
SBA Communications, Cl A* (A)	14,050	542,751

		1,475,975

Total Common Stock (Cost $26,179,391)		35,832,556

CASH EQUIVALENTS** — 11.5%
AIM STIT-Government & Agency Portfolio, 0.020%	1,179,359	1,179,359
FFI Select Institutional Fund, 0.105% (B)	54,224	54,224
Fidelity Institutional Prime Money Market Fund, 0.190% (B)	1,489,330	1,489,330
Western Asset Institutional Cash Reserve, 0.182% (B)	1,381,991	1,381,991

Total Cash Equivalents (Cost $4,104,904)		4,104,904

REPURCHASE AGREEMENTS (B) — 13.4%
BNP Paribas
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $2,307,829 (collateralized by various corporate obligations, ranging in par value $3,903-$324,942, 1.350%-7.625%, 08/26/11-12/15/38; with total market value $2,423,180)	$2,307,790	2,307,790
HSBC Securities
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,368,602 (collateralized by various corporate obligations, ranging in par value $54-$303,233, 1.750%-7.750%, 07/25/11-09/15/40; with total market value $1,437,102)	1,368,573	1,368,573
Mizuho
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,073,409 (collateralized by various corporate obligations, ranging in par value $26,835-$479,595, 0.000%-0.636%, 08/16/1-12/10/13; with total market value $1,127,060)	1,073,391	1,073,391

Total Repurchase Agreements (Cost $4,749,754)		4,749,754

Total Investments — 125.7% (Cost $35,034,049) †		$44,687,214

Percentages are based on Net Assets of $35,564,239.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2011.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2011
(Unaudited)

(A)	This security or a partial position of this security is on loan at April 30, 2011. The total value of securities on loan at April 30, 2011 was $7,486,108.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2011 was $7,675,299.

Cl	— Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $35,034,049, and the unrealized appreciation and depreciation were $9,693,634 and $(40,469) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$35,832,556	$—	$—	$35,832,556
Cash Equivalents	4,104,904	—	—	4,104,904
Repurchase Agreements	—	4,749,754	—	4,749,754

Total Investments in Securities	$39,937,460	$4,749,754	$—	$44,687,214

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.
FIA-QH-001-0700

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 29, 2011